                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 71
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company

                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                 ------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)
                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                         -----------------------------


It is proposed that this filing will become effective:
  ___ Immediately upon filing pursuant to paragraph (b) of Rule 485
   X  On May 1, 2001 pursuant to paragraph (b) of Rule 485
  ---
  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      On May 1, 2001 pursuant to paragraph (a)(1) of Rule 485
  ---

  If appropriate, check the following box:
  ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)


Item Number in Form N-4                      Caption
------------------------                     -------
                     Part A - Prospectus
                     -------------------
1.  Cover Page                               Cover

2.  Definitions                              Definitions

3.  Synopsis
    (a) (b) (c)                              Summary

    (d)                                      *

4.  Condensed Financial Information
    (a) (b) (c)                              Condensed Financial Information

5.  General Description of Registrant,
    Depositor, and Portfolio Companies
    (a) (b) (c) (d) (e) (f)                  Cover; Summary; Horace
                                             Mann Life Insurance Company,
                                             The Account and The Horace
                                             Mann Mutual Funds; Voting Rights

6.  Deductions
    (a) (b) (c) (d) (e)                      Summary; Purchasing the Contract;
                                             Deductions and Expenses
    (f)                                                *

7.  General Description of Variable
    Annuity Contracts
    (a) (b) (c) (d)                          Summary; Contract Owners' Rights;
                                             Purchasing the Contract;
                                             Transactions; Death Benefit
                                             Proceeds; Mandatory Minimum
                                             Distribution; Income Payments;
                                             Modification of the Contract; Tax
                                             Consequences; Other Information

8.  Annuity Period
    (a) (b) (c) (d) (e) (f)                  Income Payments; Mandatory Minimum
                                             Distribution; Transfers

9.  Death Benefit
    (a) (b)
                                             Death Benefit Proceeds;
                                             Tax Consequences
10. Purchases and Contract Value
    (a) (b) (c) (d)                          Summary; Purchasing the
                                             Contract; Purchase Payments

11. Redemptions
    (a) (c) (e)                              Summary; Surrender Before
                                             Commencement of Annuity
                                             Period; Deferment

    (b) (d)                                         *

12. Taxes
    (a) (b) (c)                              Surrender Before
                                             Commencement of Annuity
                                             Period; Tax Consequences

13. Legal Proceedings                        Other Information

14. Table of Contents of                     Additional Information
    Statement of Additional Information


                 PART B - STATEMENT OF ADDITIONAL INFORMATION
                 --------------------------------------------

15. Cover Page                               Cover

16. Table of Contents                        Table of Contents

17. General Information and History
    (a) (b)                                       *

    (c)                                      General Information and History

18. Services
    (c)                                      Financial Statements

    (a) (b) (d) (e) (f)                           *

19. Purchase of Securities Being Offered
    (a)                                      Underwriter

    (b)                                           *

20. Underwriters
    (a) (b) (c)                              Underwriter

    (d)                                           *

21. Calculation of Performance Data
    (b)                                      Investment Experience

    (a)                                           *

22. Annuity Payments                              *

23. Financial Statements
    (a) (b)                                  Financial Statements

                                    PART C
                                    ------

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

  *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Forms 66-3A and 66-4A

  The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

  4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

Form 66-3A and 66-4A Contracts

Contract Owner Transaction Expenses, (/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..................................................  4.00%
  Death Benefit Risk Charge.............................................  2.00%
  Administration Expense Charge...............................$.50 per payment plus
                                                                         $10.00
                                                                       issuance
                                                                            fee
Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk..................................................  0.31%
  Expense Risk....................................................  0.08%
  Total Separate Account Annual M&E Fee.................................  0.39%
Annual Operating Expenses of Equity Fund, (/2/) as a percentage of average net assets for the December 31, 2000 fiscal year:
  Management Fees.......................................................  0.64%
  Other Expenses........................................................  0.20%
  Total Equity Fund Operating Expenses..................................  0.84%

Example(/3/)
-------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $72     $97    $124     $200

(/1/) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/) The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2000. the subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2000. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.18% and 0.82%.

(/3/) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2000 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE
REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                                --------------

                  The date of this Supplement is May 1, 2001.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 66-2A

  The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

  It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

  All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that
 .31% is for mortality risk and .08% is for expense risk.

Form 66-2A Contracts

Contract Owner Transaction Expenses, (/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...........................................  4.00%
  Death Benefit Risk Charge......................................  2.00%
  Administration Expense Charge........................$.50 per payment plus $10.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk..................................................  0.31%
  Expense Risk....................................................  0.08%
  Total Separate Account Annual M&E Fee.................................  0.39%
Annual Operating Expenses of Equity Fund, (/2/) as a percentage of average net assets for the December 31, 2000 fiscal year:
  Management Fees.......................................................  0.64%
  Other Expenses........................................................  0.20%
  Total Equity Fund Operating Expenses..................................  0.84%

Example(/3/)
-------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $72     $97    $124     $200

(/1/) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/) The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2000. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2000. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.18% and 0.82%.

(/3/) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2000 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE
REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                                --------------

                  The date of this Supplement is May 1, 2001.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

Horace Mann Life Insurance Company Separate Account For Contracts Issued on Form 527-GC

  The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

  1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

  2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

  3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

  4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

  5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

  6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 527-GC Contracts

Contract Owner Transaction Expenses, (/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..................................................  3.20%
  Death Benefit Risk Charge.............................................  0.20%
  Administration Expense Charge.................................1.60% and $.50
                                                                            per
                                                                        payment
                                                                           plus
                                                                         $20.00
                                                                       issuance
                                                                            fee
Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk..................................................  0.24%
  Expense Risk....................................................  0.05%
  Total Separate Account Annual M&E Fee.................................  0.29%
Annual Operating Expenses of Equity Fund, (/2/) as a percentage of average net assets for the December 31, 2000 fiscal year:
  Management Fees.......................................................  0.64%
  Other Expenses........................................................  0.20%
  Total Equity Fund Operating Expenses..................................  0.84%

Example(/3/)
-------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $81    $104    $128     $198

(/1/) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/) The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2000. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2000. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.18% and 0.82%.

(/3/) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2000 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE
REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                                --------------

                  The date of this Supplement is May 1, 2001.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 529

  The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

  1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 529 Contracts

Contract Owner Transaction Expenses, (/1/) as a
 percentage of Purchase Payments:
  Sales Expense Charge..................................  3.20%
  Death Benefit Risk Charge.............................  0.20%
  Administration Expense Charge...................               1.60% and $.50
                                                                    per payment
                                                                    plus $20.00
                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage
 of total net assets:
  Mortality Risk..................................  0.24%
  Expense Risk....................................  0.05%
  Total Separate Account Annual M&E Fee.................  0.29%
Annual Operating Expenses of Equity Fund, (/2/) as
 a percentage of average net assets for the
 December 31, 2000 fiscal year:
  Management Fees.......................................  0.64%
  Other Expenses........................................  0.20%
  Total Equity Fund Operating Expenses..................  0.84%

Example(/3/)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
 You would pay the following expenses on a
 $1,000 investment, assuming 5% annual return
 on assets: ..................................  $81    $104    $128     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.


(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2000. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2000. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.18% and 0.82%.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2000 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                                --------------

                  The date of this Supplement is May 1, 2001.

           Prospectus

           Qualified variable tax deferred annuity contracts Prospectus

           Horace Mann Life Insurance Company
           Separate Account for Annuity Alternatives Contracts

                   May 1, 2001

Qualified Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company
Separate Account
Single Premium Contracts for Individuals
Flexible Premium Contracts for Individuals and Groups

   This prospectus offers combination fixed and variable, qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:

  Large Company Stock Funds                    Small Company Stock Funds
    Large Blend                                   Small Blend
      J.P. Morgan U.S. Disciplined Equity Portfolio  T. Rowe Price Small-Cap
      Fidelity VIP Growth & Income Portfolio            Stock Fund--Advisor
      Wilshire 5000 Index Portfolio (1)                 Class
      Fidelity VIP Index 500 Portfolio               Neuberger Berman Genesis
    Large Growth                                        Fund Advisor Class
      Fidelity VIP Growth Portfolio               Small Growth
      Alliance Premier Growth Portfolio              Horace Mann Small Cap
      Wilshire Large Company Growth Portfolio (1)       Growth Fund
    Large Value
      Horace Mann Equity Fund                        Credit Suisse Warburg
      Horace Mann Socially Responsible Fund             Pincus Trust Small
      Davis Value Portfolio                             Company Growth
                                                        Portfolio
      Wilshire Large Company Value Portfolio         Wilshire Small Company
                                                        Growth Portfolio

  Mid-Size Company Stock Funds                    Small Value
    Mid Blend                                        Ariel Fund
      Fidelity VIP Mid Cap Portfolio                 T. Rowe Price Small-Cap
      Rainier Small/Mid Cap Equity Portfolio            Value Fund-- Advisor
    Mid Growth                                          Class
                                                     Wilshire Small Company
      Putnam VT Vista Fund (IB Shares)                  Value Portfolio
      Strong Mid Cap Growth Fund II

    Mid Value
      Ariel Appreciation Fund                  International Stock Funds
      Strong Opportunity Fund II                     Horace Mann International
                                                        Equity Fund
                                                     Fidelity VIP Overseas
                                                        Portfolio

                                               Balanced Fund
                                                     Horace Mann Balanced Fund

                                               Bond Funds
                                                     Horace Mann Income Fund
                                                     Horace Mann Short-Term
                                                        Fund
                                                     Fidelity VIP High Income
                                                        Portfolio
                                                     Fidelity VIP Investment
                                                        Grade Bond Portfolio

(1) For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.

   This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2001. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 22 of this prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
                                  GOVERNMENT
  AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY
                                    INVOLVE
  INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                  The date of this Prospectus is May 1, 2001.

Table of Contents
-------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Definitions................................................................   3
Summary....................................................................   4
Condensed Financial Information............................................  10
Horace Mann Life Insurance Company, The Account and The Underlying Funds...  13
  Horace Mann Life Insurance Company.......................................  13
  The Account..............................................................  13
  The Underlying Funds.....................................................  13
The Contract(s)............................................................  13
  Contract Owners' Rights..................................................  13
  Purchasing the Contract..................................................  13
  Purchase Payments........................................................  14
    Amount and Frequency of Purchase Payments..............................  14
    Allocation of Purchase Payments........................................  14
    Accumulation Units and Accumulation Unit Value.........................  14
  Transactions.............................................................  14
    Transfers..............................................................  14
    Dollar Cost Averaging..................................................  15
    Rebalancing............................................................  15
    Changes to Purchase Payment Allocations................................  15
    Surrender or Withdrawal Before Commencement of Annuity Period..........  16
    Deferment..............................................................  16
    Confirmations..........................................................  16
  Deductions and Expenses..................................................  17
    Annual Maintenance Charge..............................................  17
    Mortality and Expense Risk Fee.........................................  17
    Surrender Charge(s)....................................................  17
    Operating Expenses of the Underlying Funds.............................  17
    Premium Taxes..........................................................  17
  Death Benefit Proceeds...................................................  17
  Mandatory Minimum Distribution...........................................  18
  Income Payments..........................................................  18
    Income Payment Options.................................................  18
    Amount of Fixed and Variable Income Payments...........................  19
  Misstatement of Age......................................................  20
  Modification of the Contract.............................................  20
Tax Consequences...........................................................  21
  Separate Account.........................................................  21
  Contract Owners..........................................................  21
    Contributions..........................................................  21
    Distributions Under Qualified Contracts................................  21
    Penalty Tax............................................................  22
Voting Rights..............................................................  22
Other Information..........................................................  22
Additional Information.....................................................  23
Appendix A.................................................................  24

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions
-------------------------------------------------------------------------------
   Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

   Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

   Accumulation Unit Value: The value of an accumulation unit on any valuation date.

   Annuitant: The recipient of income payments.

   Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

   Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

   Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

   Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

   Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

   Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

   Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

   Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

   In addition, tax qualified plans often place certain limitations upon election of a maturity date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the contract owner or participant reaches age 70 1/2. See "The Contract--Mandatory Minimum Distribution."

   Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

   Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

   Participant: A person to whom a certificate showing participation under a group contract has been issued.

   Qualified Plan: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations. Plans as defined in Section 401(a), Section 401(k) or Section 457 could also be qualified in some situations.

   Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding Underlying Fund.

   Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

   Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Horace Mann Life Insurance Company Separate Account.

   Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2001 no valuations are made for the day after Thanksgiving or December 24th.

   Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary
-------------------------------------------------------------------------------
   This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the Contract.

   Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund Statement of Additional Information.

   The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

What is "the Separate Account"?
   The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?
   Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Roth IRAs, and Simplified Employee Pension Plans ("SEPs").

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?
   The minimum annual purchase payment under a flexible premium contract during any contract year is $225. Certain Individual Flexible Premium contracts may have larger minimums. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year. Under certain group plans the minimum may be reduced or waived.

What are my investment choices?
   You may have money allocated to or invested in no more than 24 subaccounts at any one time.

   (a) Separate Account

   Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
     Large Blend
       J.P. Morgan U.S. Disciplined Equity Portfolio
       Fidelity VIP Growth & Income Portfolio
       Wilshire 5000 Index Portfolio(1)
       Fidelity VIP Index 500 Portfolio
     Large Growth
       Fidelity VIP Growth Portfolio
       Alliance Premier Growth Portfolio
       Wilshire Large Company Growth Portfolio(1)
     Large Value
       Horace Mann Equity Fund
       Horace Mann Socially Responsible Fund
       Davis Value Portfolio
       Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
     Mid Blend
       Fidelity VIP Mid Cap Portfolio
       Rainier Small/Mid Cap Equity Portfolio
     Mid Growth

       Putnam VT Vista Fund (IB Shares)
       Strong Mid Cap Growth Fund II
     Mid Value
       Ariel Appreciation Fund
       Strong Opportunity Fund II

Small Company Stock Funds
     Small Blend
      T. Rowe Price Small-Cap Stock Fund--Advisor Class
      Neuberger Berman Genesis Fund Advisor Class
     Small Growth
      Horace Mann Small Cap Growth Fund

      Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio

      Wilshire Small Company Growth Portfolio
     Small Value
      Ariel Fund
      T. Rowe Price Small-Cap Value Fund--Advisor Class
      Wilshire Small Company Value Portfolio

International Stock Funds
      Horace Mann International Equity Fund
      Fidelity VIP Overseas Portfolio

Balanced Fund
      Horace Mann Balanced Fund

Bond Funds
       Horace Mann Income Fund
       Horace Mann Short-Term Fund
       Fidelity VIP High Income Portfolio
       Fidelity VIP Investment Grade Bond Portfolio

(1) For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.

   (b) Fixed Account (See the Contract)

   At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For complete details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?

   Unless restricted by his or her retirement plan or by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?
   Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

   A mortality and expense risk fee (M&E Fee) is deducted from the Variable Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Variable Account. This fee may be lower on some group plans and certain individual flexible premium products.

   A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans. Certain individual flexible premium products do not include this charge.

   No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five to eight contract years depending on the contract you purchase. The charge may be lower on certain individual and group plans. In the first contract year the charge is 8% for the Flexible Premium Contract and 5% for the Single Premium Contract. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchase payments to the subaccount(s). See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?
   The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?
   Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

When can I begin receiving Income Payments, and what options are available?
   Payments will begin on the maturity date set by the terms of your contract. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

   Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

   Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses
--------------------------------------------------------------------------------

   The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:(/1/)

  Maximum Surrender Charge as a percentage of amount surrendered(/2/)
    --for Single Payment Contracts...................................... 5.00%
    --for Flexible Premium Contracts.................................... 8.00%

Annual Maintenance Charge(/3/)..........................................   $25

Separate Account annual expenses, as a percentage of average account value:
  Mortality Risk........................................................ 0.45%
  Expense Risk.......................................................... 0.80%
Total Separate Account M&E Fee.......................................... 1.25%

Underlying Funds
   Annual Operating Expenses of the Underlying Funds, as a percentage of average daily net assets, as of 12/31/00 unless otherwise noted:

                                                                                 Total Fund
                                     Management Fee 12b-1 fees Other Expenses Operating Expense
                                     -------------- ---------- -------------- -----------------
Large Company Stock Funds
 Large Blend
  JP Morgan U.S. Disciplined Equity
   Portfolio.......................      0.35%                     0.50%            0.85%
  Fidelity VIP Growth and Income
   Portfolio SC 2(/12/)............      0.48%        0.25%        0.12%            0.85%
  Wilshire 5000 Index Portfolio
   (Institutional)(/5/)(/7/A)(/11/).     0.10%                     0.62%            0.72%
  Wilshire 5000 Index Portfolio
   (Investment)(/5/)(/7/A)(/11/)...      0.10%        0.25%        0.62%            0.97%
  Fidelity VIP Index 500 Portfolio
   SC 2(/12/B).....................      0.24%        0.25%        0.27%            0.76%
 Large Growth
  Fidelity VIP Growth Portfolio SC
   2(/12/).........................      0.57%        0.25%        0.09%            0.91%
  Alliance Premier Growth
   Portfolio.......................      1.00%        0.25%        0.05%            1.30%
  Wilshire Large Company Growth
   Portfolio
   (Institutional)(/5/)(/11/)......      0.25%                     0.28%            0.53%
  Wilshire Large Company Growth
   Portfolio
   (Investment)(/5/)(/11/).........      0.25%        0.25%        0.34%            0.84%
 Large Value
  Horace Mann Equity
   Fund(/4/)(/6/)..................      0.64%                     0.20%            0.84%
  Horace Mann Socially Responsible
   Fund(/4/)(/6/)..................      0.94%                     0.23%            1.17%
  Davis Value Portfolio(/14/)......      0.75%                     0.26%            1.01%
  Wilshire Large Company Value
   Portfolio(/5/)..................      0.25%        0.25%        0.51%            1.01%
Mid-Size Company Stock Funds
 Mid Blend
  Fidelity VIP Mid Cap Portfolio SC
   2(/12/).........................      0.57%        0.25%        0.17%            0.99%
  Rainier Small/Mid Cap Equity
   Portfolio(/9/)..................      0.85%        0.25%        0.15%            1.25%
 Mid Growth
  Putnam VT Vista Fund (IB Shares).      0.60%        0.15%        0.07%            0.82%
  Strong Mid Cap Growth Fund
   II(/13/)........................      1.00%                     0.19%            1.19%
 Mid Value
  Ariel Appreciation Fund..........      0.75%        0.25%        0.31%            1.31%
  Strong Opportunity Fund II(/13/).      1.00%                     0.19%            1.19%
Small Company Stock Funds
 Small Blend
  T. Rowe Price Small-Cap Stock
   Fund--Advisor Class(/10/).......      0.77%        0.25%        0.18%            1.20%
  Neuberger Berman Genesis Fund
   Advisor Class(/8/)..............      1.13%        0.25%        0.21%            1.59%

                                                                     Total Fund
                         Management Fee 12b-1 fees Other Expenses Operating Expense
                         -------------- ---------- -------------- -----------------
 Small Growth
  Horace Mann Small Cap
   Growth
   Fund(/4/)(/6/).......     1.39%                     0.27%            1.66%
  C.S. Warburg Pincus
   Trust Small Co.
   Growth Portfolio.....     0.90%                     0.21%            1.11%
  Wilshire Small Company
   Growth
   Portfolio(/5/)(/7/B).     0.25%        0.25%        1.21%            1.71%
 Small Value
  Ariel Fund............     0.65%        0.25%        0.34%            1.24%
  T. Rowe Price Small-
   Cap Value Fund--
   Advisor Class(/10/)..     0.67%        0.25%        0.18%            1.10%
  Wilshire Small Company
   Value
   Portfolio(/5/)(/7/)..     0.25%        0.25%        0.82%            1.32%
International Stock
 Funds
  Horace Mann
   International Equity
   Fund(/4/)(/6/).......     1.09%                     0.40%            1.49%
  Fidelity VIP Overseas
   Portfolio SC 2(/12/).     0.72%        0.25%        0.18%            1.15%
Balanced Fund
  Horace Mann Balanced
   Fund(/4/)(/6/).......     0.03%                     0.03%            0.06%
Bond Funds
  Horace Mann Income
   Fund(/4/)(/6/).......     0.64%                     0.22%            0.86%
  Horace Mann Short-Term
   Fund(/4/)(/6/).......     0.37%                     1.58%            1.95%
  Fidelity VIP High
   Income Portfolio SC
   2....................     0.58%        0.25%        0.18%            1.01%
  Fidelity VIP
   Investment Grade Bond
   Portfolio
   SC 2(/12/A)..........     0.43%        0.25%        1.07%            1.75%

(/1/) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(/2/) In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

(/3/) The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge may be reduced or eliminated on certain individual contracts and group plans.

(/4/) The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 2000. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). HM Investors voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 2000. The Funds' advisor, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2000 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.18% and 0.82% for the Equity Fund; 0.03%, 0.03% and 0.06% for the Balanced Fund; 0.64%, 0.21% and 0.85% for the Income Fund; 0.37%, 1.09% and 1.46% for the Short-Term Fund; 1.39%, 0.27% and 1.66% for the
Small Cap Fund; 1.09%, 0.38% and 1.47% for the International Fund; and 0.94%, 0.23% and 1.17% for the Socially Responsible Fund.

(/5/) The Total Expenses for the Wilshire Target Funds, Inc. are based on the 2000 fiscal year. Wilshire Target Funds, Inc. fiscal year ends on August 31.

(/6/) The "Management Fees" include both the advisory fee payable to Wilshire Associates Incorporated and the administration fee payable to HM Investors for the Horace Mann Mutual Funds.

(/7/) Wilshire Associates Incorporated has agreed to waive a portion of its advisory fees for this Portfolio until further notice. After this waiver, the Management Fee is expected to be 0.10%, and Total Fund Operating Expense is expected to be 1.17%.

(/7/A) Wilshire Associates Incorporated has agreed to waive all of its advisory fees until further notice. After this waiver, Total Portfolio Operating Expenses are expected to be 0.87% and 0.62% for the Investment Class Shares and the Institutional Class Shares, respectively.

(/7/B) Wilshire Associates Incorporated has agreed to waive a portion of its advisory fees for this Portfolio until further notice. After this waiver, the Management Fee is expected to be 0.10%, and Total Fund Operating Expense is expected to be 1.56%.

(/8/) Neuberger Berman Genesis Fund Advisor Class has a fiscal year end of August 31. The numbers in this chart reflect the expenses based on the 2000 fiscal year end.

(/9/) The Rainier Small/Mid Cap Equity Portfolio has a fiscal year end of March 31. The numbers in this chart reflect the expenses based on the 2000 fiscal year end.

(/10/) The T. Rowe Price funds started a new class of shares effective March 31, 2000. The expenses shown in the chart are as of December 31, 2000.

(/11/) For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.

(/12/) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(/12/A) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

(/12/B) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.53%. This arrangement may be discontinued by the fund's manager at any time.

(/13/) On the Strong Opportunity Fund II, the Fund's advisor is currently absorbing expense of 0.09%. With these absorptions, the expense ratio would be 1.10%. On the Strong Mid Cap Growth Fund II, the Fund's advisor is currently not absorbing any expenses.

(/14/) Davis Selected Advisers, L.P. has agreed to cap the Portfolio's total expenses at 1.00% until May 1, 2002. With this agreement the Management Fee would be 0.75%, the Other Expenses would be 0.25% and the Total Expenses would be 1.00%.

Example

   The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The Example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 2000 calendar year and assume that all fee waivers and reimbursements continue for the time periods shown. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

                   If you surrender your  If you do not surrender                         If you do not surrender
                     Flexible Premium      your Flexible Premium   If you surrender your    your Single Premium
                  Contract at the end of  Contract at the end of  Single Premium Contract Contract at the end of
                    the applicable time     the applicable time      at the end of the      the applicable time
                          period                  period          applicable time period          period
                  ----------------------- ----------------------- ----------------------- -----------------------
                  1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs
                  ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------

Large Company
 Stock Funds
Large Blend
J.P. Morgan U.S.
 Disciplined
 Equity
 Portfolio......  104   134   140   252    22    69   117   252    74   101   129   252    22    69   117   252
Fidelity VIP
 Growth & Income
 Portfolio......  104   134   140   252    22    69   117   252    74   101   129   252    22    69   117   252
Wilshire 5000
 Index Portfolio
 (Institutional). 103   130   134   239    21    65   111   239    72    97   122   239    21    65   111   239
Wilshire 5000
 Index Portfolio
 (Investment)...  106   137   146   265    23    72   124   265    75   105   135   265    23    72   124   265
Fidelity VIP
 Index 500
 Portfolio......  104   131   136   243    21    66   113   243    73    98   125   244    21    66   113   244
Large Growth
Fidelity VIP
 Growth
 Portfolio......  105   135   143   258    23    70   120   258    74   103   132   258    23    70   120   258
Alliance Premier
 Growth
 Portfolio......  109   146   162   297    27    82   140   297    78   114   151   297    27    82   140   297
Wilshire Large
 Company Growth
 Portfolio
 (Institutional). 102   125   124   219    19    59   101   219    71    92   113   219    19    59   101   219
Wilshire Large
 Company Growth
 Portfolio
 (Investment)...  104   133   139   251    22    68   117   251    74   101   128   251    22    68   117   251

                   If you surrender your  If you do not surrender                         If you do not surrender
                     Flexible Premium      your Flexible Premium   If you surrender your    your Single Premium
                  Contract at the end of  Contract at the end of  Single Premium Contract Contract at the end of
                    the applicable time     the applicable time      at the end of the      the applicable time
                          period                  period          applicable time period          period
                  ----------------------- ----------------------- ----------------------- -----------------------
                  1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs
                  ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------

Large Value
Horace Mann
 Equity Fund....  104   133   140   251    22    68   117   251    74   101   128   251    22    68   117   251
Horace Mann
 Socially
 Responsible
 Fund...........  107   143   156   285    25    78   134   285    77   110   145   285    25    78   134   285
Davis Value
 Portfolio......  106   138   148   268    24    73   126   268    75   106   137   269    24    73   126   269
Wilshire Large
 Company Value
 Portfolio......  106   138   148   269    24    73   126   268    75   106   137   269    24    73   126   269
Mid-Size Company
 Stock Funds
Mid Blend
Fidelity VIP Mid
 Cap Portfolio..  106   138   147   267    24    73   125   267    75   105   136   267    24    73   125   267
Rainier
 Small/Mid Cap
 Equity
 Portfolio......  108   145   160   292    26    81   138   292    77   113   149   292    26    81   138   292
Mid Growth
Putnam VT Vista
 Fund...........  104   133   139   249    22    68   116   249    73   100   127   249    22    68   116   249
Strong Mid Cap
 Growth Fund II.  108   143   157   287    26    79   135   287    77   111   146   287    26    79   135   287
Mid Value
Ariel
 Appreciation
 Fund...........  109   147   163   298    27    82   141   298    78   115   152   298    27    82   141   298
Strong
 Opportunity
 Fund II........  108   143   157   287    26    79   135   287    77   111   146   287    26    79   135   287
Small Company
 Stock Funds
Small Blend
T. Rowe Price
 Small-Cap Stock
 Fund--Advisor
 Class..........  108   144   158   288    26    79   135   288    77   111   146   288    26    79   135   288
Neuberger Berman
 Genesis Fund
 Advisor Class..  111   154   176   325    30    91   154   325    81   123   165   325    30    91   154   325
Small Growth
Horace Mann
 Small Cap
 Growth Fund....  112   156   180   332    30    93   158   332    81   125   169   332    30    93   158   332
C.S. Warburg
 Pincus Trust
 Small Company
 Growth
 Portfolio......  107   141   153   279    25    76   131   279    76   109   142   279    25    76   131   279
Wilshire Small
 Company Growth
 Portfolio......  112   158   182   336    31    94   160   336    82   126   171   336    31    94   160   336
Small Value
Ariel Fund......  108   145   160   291    26    80   137   291    77   112   148   291    26    80   137   291
T. Rowe Price
 Small-Cap Value
 Fund--Advisor
 Class..........  107   141   153   278    25    76   130   278    76   108   141   278    25    76   130   278
Wilshire Small
 Company Value
 Portfolio......  109   147   163   299    27    83   141   299    78   115   152   299    27    83   141   299
International
 Stock Funds
Horace Mann
 International
 Equity Fund....  110   152   172   316    29    88   149   316    80   120   161   316    29    88   149   316
Fidelity VIP
 Overseas
 Portfolio......  107   142   155   283    25    78   133   283    76   110   144   283    25    78   133   283
Balanced Fund
Horace Mann
 Balanced Fund..   97   111   100   168    14    44    77   168    66    78    89   168    14    44    77   168
Bond Funds
Horace Mann
 Income Fund....  105   134   141   253    22    69   118   253    74   101   129   253    22    69   118   253
Horace Mann
 Short-Term
 Fund...........  115   164   193   359    33   101   172   359    84   133   183   359    33   101   172   359
Fidelity VIP
 High Income
 Portfolio......  106   138   148   269    24    73   126   269    75   106   137   269    24    73   126   269
Fidelity VIP
 Investment
 Grade Bond
 Portfolio......  113   159   184   340    31    95   162   340    82   127   173   340    31    95   162   340

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

Condensed Financial Information
-------------------------------------------------------------------------------

   The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds except the Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on August 9, 2000. The Ariel Fund and the Ariel Appreciation Fund are not included below because they were not added to the Separate Account until May 1, 2001.

                                         Accumulation Accumulation   # Units
                                          Unit Value   Unit Value  Outstanding
                                  Year   Beginning of    End of      End of
      Subaccount                 Ended      Period       Period      Period
      ----------                -------- ------------ ------------ -----------
      J.P. Morgan U.S.
       Disciplined
      Equity Portfolio          12/31/00   $ 17.33*     $ 14.90       123,796

      Fidelity VIP Growth &
       Income
      Portfolio                 12/31/00   $ 16.03*     $ 15.20        53,980

      Wilshire 5000 Index
       Portfolio
      Institutional Class       12/31/00   $ 11.19*     $ 10.47     1,419,973
      Investment Class          12/31/00   $ 12.23*     $ 10.38        40,024

      Fidelity VIP Index 500
       Portfolio                12/31/00   $171.04*     $148.95        32,999

      Fidelity VIP Growth
       Portfolio                12/31/00   $ 53.82*     $ 43.48       161,937

      Alliance Premier Growth
       Portfolio                12/31/00   $ 41.57*     $ 31.81       130,232

      Wilshire Large Company
      Growth Portfolio
      Institutional Class       12/31/00   $ 41.22*     $ 36.90       451,094
      Investment Class          12/31/00   $ 46.36*     $ 36.63        16,962

      Horace Mann Equity Fund   12/31/00   $ 22.10      $ 20.82    18,713,068
                                12/31/99     22.97        22.10    23,693,305
                                12/31/98     21.62        22.97    24,141,182
                                12/31/97     17.74        21.62    21,736.131
                                12/31/96     14.33        17.74    18,086,814
                                12/31/95     10.88        14.33    14,363,155
                                12/31/94     11.03        10.88    12,072,982
                                12/31/93      9.32        11.03     9,489,678
                                12/31/92      8.62         9.32     8,041,878
                                12/31/91      6.90         8.62     7,210,447

      Horace Mann Socially
       Responsible
      Fund                      12/31/00   $ 13.92      $ 14.96     4,767,452
                                12/31/99     13.00        13.92     3,893,389
                                12/31/98     12.00        13.00     2,430,089
                                12/31/97      9.85        12.00       698,226

      Davis Value Portfolio     12/31/00   $ 11.58*     $ 11.08       134,363

      Wilshire Large Company
       Value
      Portfolio                 12/31/00   $ 19.91*     $ 21.34        23,435

      Fidelity VIP Mid Cap
       Portfolio                12/31/00   $ 20.11*     $ 20.25       231,555

      Rainier Small/Mid Cap
       Equity
      Portfolio                 12/31/00   $ 30.39*     $ 27.84        51,884

      Putnam VT Vista Fund (IB
       Shares)                  12/31/00   $ 25.13*     $ 19.52       146,933

      Strong Mid Cap Growth
       Fund II                  12/31/00   $ 35.99*     $ 25.76       131,868

      Strong Opportunity Fund
       II                       12/31/00   $ 28.55*     $ 27.60        47,165

                                          Accumulation Accumulation   # Units
                                           Unit Value   Unit Value  Outstanding
                                   Year   Beginning of    End of      End of
      Subaccount                  Ended      Period       Period      Period
      ----------                 -------- ------------ ------------ -----------
      T. Rowe Price Small-Cap
       Stock
      Fund--Advisor Class        12/31/00    $26.99*      $26.52        47,164

      Neuberger Berman Genesis
       Fund
      Advisor Class              12/31/00    $15.84*      $17.35        14,507

      Horace Mann Small Cap
       Growth
      Fund                       12/31/00    $19.92       $17.54     4,284,826
                                 12/31/99     11.61        19.92     2,619,220
                                 12/31/98     11.10        11.61     2,103,641
                                 12/31/97      9.59        11.10     1,284,537
      C.S. Warburg Pincus Trust
       Small
      Company Growth Portfolio   12/31/00    $27.32*      $21.37        76,760

      Wilshire Small Company
       Growth
      Portfolio                  12/31/00    $17.80*      $15.87         8,061

      T. Rowe Price Small-Cap
       Value
      Fund--Advisor Class        12/31/00    $20.52*      $21.02        16,331

      Wilshire Small Company
       Value
      Portfolio                  12/31/00    $12.31*      $13.72         5,138

      Horace Mann International
       Equity
      Fund                       12/31/00    $17.67       $14.39     2,650,938
                                 12/31/99     11.72        17.67     1,187,606
                                 12/31/98      9.98        11.72       696,337
                                 12/31/97      9.74         9.98       464,676

      Fidelity VIP Overseas
       Portfolio                 12/31/00    $23.13*      $19.91        70,810

      Horace Mann Balanced Fund  12/31/00    $17.41       $17.36    17,553,416
                                 12/31/99     17.83        17.41    22,621,955
                                 12/31/98     16.78        17.83    23,286,358
                                 12/31/97     14.28        16.78    22,095,620
                                 12/31/96     12.22        14.28    20,098,949
                                 12/31/95      9.75        12.22    17,804,536
                                 12/31/94      9.97         9.75    15,666,817
                                 12/31/93      8.75         9.97    12,523,123
                                 12/31/92      8.18         8.75     9.923,804
                                 12/31/91      6.81         8.18     8,316,201

      Horace Mann Income Fund    12/31/00    $12.34       $13.27       827,539
                                 12/31/99     12.70        12.34     1,034,296
                                 12/31/98     11.90        12.70     1,060,399
                                 12/31/97     11.02        11.90       784,296
                                 12/31/96     10.78        11.02       942,068
                                 12/31/95      9.49        10.78       938,069
                                 12/31/94      9.85         9.49       945,569
                                 12/31/93      9.23         9.85       921,322
                                 12/31/92      8.73         9.23       794,155
                                 12/31/91      7.69         8.73       700,901

                                         Accumulation Accumulation   # Units
                                          Unit Value   Unit Value  Outstanding
                                  Year   Beginning of    End of      End of
      Subaccount                 Ended      Period       Period      Period
      ----------                -------- ------------ ------------ -----------
      Horace Mann Short-Term
       Fund                     12/31/00    $ 9.97       $10.42      205,055
                                12/31/99      9.64         9.97      132,903
                                12/31/98      9.30         9.64      120,651
                                12/31/97      8.97         9.30      122,530
                                12/31/96      8.65         8.97      125,251
                                12/31/95      8.34         8.65      110,931
                                12/31/94      8.13         8.34      125,199
                                12/31/93      8.03         8.13      132,076
                                12/31/92      7.88         8.03      124,797
                                12/31/91      7.54         7.88      120,716

      Fidelity VIP High Income
       Portfolio                12/31/00    $ 9.77*      $ 8.15       32,064

      Fidelity VIP Investment
      Grade Bond Portfolio      12/31/00    $11.98*      $12.54       24,851

-------

   * Inception price on date subaccount was added to the Separate Account, as shown on page 14.

   Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free).

   From time to time the account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

   All charges (except the annual maintenance charge) shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and
The Underlying Funds

Horace Mann Life Insurance Company

   Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

   HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account
   On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amounts of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

   The account is divided into subaccounts. Horace Mann Life Insurance Company uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.

The Underlying Funds
   The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on the company website at www.horacemann.com in the "Retirement Planning/Financial Services" link.

The Contract(s)

Contract Owners' Rights
   A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

   To participate in a qualified plan, the contract owner may be required to forego certain rights granted by the contract and should refer to the provisions of his or her contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

   Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

   This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing the Contract

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

   In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form.

   Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant

   Sales commissions are paid by HMLIC. Sales commissions typically range from 0.25% to 6.75% of purchase payments received.

Purchase Payments
   Amount and Frequency of Purchase Payments--The minimum annual purchase payment under a flexible premium contract is $225. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $25. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. Under certain individual contracts and group plans the minimum may be reduced or waived. In addition, some individual contracts require a minimum purchase payment of $50,000, $100,000 or $250,000.

   The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners--Contributions."

   Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first valuation date following receipt of the request by the Home Office.

   Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the Underlying Fund.

   Accumulation units are valued on each valuation date. The accumulation unit value for each subaccount was established on the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income and Short-Term funds refers to the date Wellington Management Co., LLP became their investment adviser. The Ariel Fund and the Ariel Appreciation Fund are not included below because they were not added to the Separate Account until May 1, 2001.

                                                         Accumulation
Subaccount                                        Date    Unit Value
----------                                      -------- ------------
J. P. Morgan U.S. Disciplined Equity Portfolio  09/05/00   $ 17.33
Fidelity VIP Growth & Income Portfolio          09/05/00     16.03
Wilshire 5000 Index Portfolio
 (Institutional)                                05/01/00     11.19
 (Investment)                                   09/05/00     12.23
Fidelity VIP Index 500 Portfolio                09/05/00    171.04
Fidelity VIP Growth Portfolio                   09/05/00     53.82
Alliance Premier Growth Portfolio               09/05/00     41.57
Wilshire Large Company Growth Portfolio
 (Institutional)                                05/01/00     41.22
 (Investment)                                   09/05/00     46.36
Horace Mann Equity Fund                         11/01/89      7.11

                                                                   Accumulation
Subaccount                                                  Date    Unit Value
----------                                                -------- ------------
Horace Mann Socially Responsible Fund                     03/10/97     9.85
Davis Value Portfolio                                     09/05/00    11.58
Wilshire Large Company Value Portfolio                    09/05/00    19.91
Fidelity VIP Mid Cap Portfolio                            09/05/00    20.11
Rainier Small/Mid Cap Equity Portfolio                    09/05/00    30.39
Putnam VT Vista Fund                                      09/05/00    25.13
Strong Mid Cap Growth Fund II                             09/05/00    35.99
Strong Opportunity Fund II                                09/05/00    28.55
T. Rowe Price Small-Cap Stock Fund--Advisor Class         09/05/00    26.99
Neuberger Berman Genesis Fund Advisor Class               09/05/00    15.84
Horace Mann Small Cap Growth Fund                         03/10/97     9.59
C.S. Warburg Pincus Trust Small Company Growth Portfolio  09/05/00    27.32
Wilshire Small Company Growth Portfolio                   09/05/00    17.80
T. Rowe Price Small-Cap Value Fund--Advisor Class         09/05/00    20.52
Wilshire Small Company Value Portfolio                    09/05/00    12.31
Horace Mann International Equity Fund                     03/10/97     9.74
Fidelity VIP Overseas Portfolio                           09/05/00    23.13
Horace Mann Balanced Fund                                 11/01/89     6.71
Horace Mann Income Fund                                   11/01/89     7.17
Horace Mann Short-Term Fund                               11/01/89     6.99
Fidelity VIP High Income Portfolio                        09/05/00     9.77
Fidelity VIP Investment Grade Bond Portfolio              09/05/00    11.98

Transactions
   Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

   On Annuity Alternatives contracts, for transfers from the fixed portion of the contract into a subaccount, the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

   A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling(800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to(217) 527-2307. Depending on the means used to request a transfer, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state the dollar amount, a whole percentage or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Dollar Cost Averaging--Dollar cost averaging is described as making regular scheduled purchases or transfers. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

   The transfers will begin on the first valuation date following receipt of the request in the Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.

   Because the values of the accounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of an account may increase and result in a balance remaining at the end of the period selected.

   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

   Rebalancing--Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semi-annually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the customer. You may request a rebalancing of your portfolio either once or on a periodic basis. For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

   Rebalancing will begin on the first valuation date following receipt of the request in the Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.

   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

   Changes to Purchase Payment Allocations--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. Changes in allocation instructions are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Surrender or Withdrawal Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

   A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information--Forms Availability."

   Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of a valid request at the Home Office.

   Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

   Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges."

   HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid. Under certain group plans the surrender charges may be reduced.

   Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

   Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

   The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

   If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

   If you request a partial withdrawal from your tax-deferred annuity contract
(TDA) using the hardship withdrawal regulations of the IRC, any periodic contributions you are making to the contract must be temporarily suspended for a period of twelve months. After the twelve-month period is completed, you may resume making contributions to your tax-deferred annuity contract.

   Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which a valid request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

   Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

   If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile

(FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll free).

Deductions and Expenses
   Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

   Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

   The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

   Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Variable Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Variable Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

                                                                       Mortality
                                                                          and
                                                                        Expense
Contract value at issue                                                Risk Fee
-----------------------                                                ---------
Less than $50,000.....................................................   1.25%
$ 50,000+*............................................................   1.15%
$100,000+*............................................................   1.05%
$250,000+*............................................................   0.95%

* HMLIC started selling these products on September 1, 1999 where state approvals have been received.

   Surrender Charges--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The products reflected below may not be available in all states.

                               Flexible Premium
                        (based on cash value at issue)
               ------------------------------------------------------------    Single
                         Under age 55 (age at issue)                           Premium
  During       ------------------------------------------------------------    -------
 Contract       Under
   Year        $50,000       $50,000+*       $100,000+*       $250,000+*
----------     -------       ---------       ----------       ----------
    1            8%             7%              6%               6%              5%
    2            8%             6%              5%               5%              4%
    3            6%             5%              5%               5%              3%
    4            4%             5%              5%               5%              2%
    5            2%             5%              5%               5%              1%
Thereafter       0%             0%              0%               0%              0%

                            Age 55+ (age at issue)
               ------------------------------------------------------------
    1            8%             7%              6%               6%
    2            8%             6%              5%               5%
    3            6%             5%              4%               4%
    4            4%             4%              3%               3%
    5            2%             3%              2%               2%
    6            0%             2%              1%               1%
    7            0%             1%              0%               0%
Thereafter       0%             0%              0%               0%

* HMLIC started selling these products on September 1, 1999 where state approvals have been received.

   For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

   Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

   Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when purchase payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds
   If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under some group plans and certain individual flexible premium products the death benefit may include an annual increase in value. Proof of death includes a certified death certificate and a completed claimant's statement.

   All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-- Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

   For all contracts issued in connection with this prospectus, except Roth IRAs, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

   If the designated beneficiary is the contract owner's surviving spouse, income payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2.

   If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Mandatory Minimum Distribution
   Qualified plans are subject to distribution requirements of the IRC. These requirements are amended from time to time. A distribution must occur each calendar year once a contract owner reaches age 70 1/2. The contract owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the contract owner must take two distributions in the calendar year following attainment of age 70 1/2.

   Generally, the amount of the mandatory minimum distribution depends on the contract value and the life expectancy of the contract owner. Under mandatory minimum distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the contract owner (or the contract owner and a designated beneficiary). To begin mandatory distributions the contract owner must contact the Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657.

   The Internal Revenue Service has indicated that a contract owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements. Also, 403(b) contract owners who have not separated from service can delay their distributions until after they separate from service (i.e., quit teaching).

   Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRAs are not subject to Mandatory Distribution. See "Tax Consequences."

Income Payments
   The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual contracts if the contract owner selects a lifetime option the company will pay a bonus which equals a percentage of the amount placed on the settlement option. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we receive the request in the Home Office. Your purchase payment allocation(s) will be changed to the Fixed Account or Variable Account, depending on the payment option elected. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

   In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual and annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options
   The following income payment options are available on a variable basis unless otherwise stated.

   Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

   Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

   Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the annuitant reaches age 70 1/2, interest income payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The annuitant may elect another income option at the end of any payment period, or, subject to IRC requirements, may withdraw the contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

   Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

  a) receive the proceeds in a lump sum, or

  b) leave the contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

  c) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Income Payments
   In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount within the contract by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

   Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the guaranteed income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a guaranteed fixed income payment. These payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

   Variable Income Payments--The amount of the first monthly variable income payment is determined from the guaranteed income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

   The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

   The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

   Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum. See your contract for additional information.

   Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:
  J.P. Morgan U.S. Disciplined Equity Portfolio
  Fidelity VIP Growth & Income Portfolio

  Wilshire 5000 Index Portfolio (Institutional)

  Wilshire 5000 Index Portfolio (Investment)
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Growth Portfolio
  Alliance Premier Growth Portfolio

  Wilshire Large Company Growth Portfolio (Institutional)

  Wilshire Large Company Growth Portfolio (Investment)
  Horace Mann Socially Responsible Fund
  Davis Value Portfolio
  Wilshire Large Company Value Portfolio
  Fidelity VIP Mid Cap Portfolio
   Rainier Small/Mid Cap Equity Portfolio

   Putnam VT Vista Fund (IB Shares)
   Strong Mid Cap Growth Fund II
   Ariel Appreciation Fund
   Strong Opportunity Fund II
   T. Rowe Price Small-Cap Stock Fund--Advisor Class
   Neuberger Berman Genesis Fund Advisor Class
   Horace Mann Small Cap Growth Fund

   C.S. Warburg Pincus Trust Small Co. Growth Portfolio
   Wilshire Small Company Growth Portfolio
   Ariel Fund
   T. Rowe Price Small-Cap Value Fund--Advisor Class
   Wilshire Small Company Value Portfolio
   Horace Mann International Equity Fund
   Fidelity VIP Overseas Portfolio
   Horace Mann Short-Term Fund
   Fidelity VIP High Income Portfolio
   Fidelity VIP Investment Grade Bond Portfolio

   The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current valuation date, plus any dividends or other distributions, by the net asset value of a share on the valuation date of the preceding valuation period, and multiplying this result by the investment multiplier.

Misstatement of Age
   If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract
   The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

   HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account
   The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners
   Contributions--Under IRC Section 403(b), purchase payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate purchase payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the contract owner's account are not taxable until such amounts are distributed. If the contract is used for a tax-sheltered annuity described in IRC Section 403(b) or Simplified Employee Pension Plan described in IRC
Section 408(k) ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

   Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred purchase payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the contract owner's years of service with his or her employer and take into account the contract owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans.

   If the contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 including a spouse) may be deducted from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after-tax dollars. The maximum annual contribution for all IRAs (including Roth IRA's) is $2,000. Contributions to a Simplified Employee Pension Plan contract generally may not exceed 15% of compensation or $30,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the contract owner on purchase payments and investment earnings of a contract purchased for a qualified plan or a deductible IRA.

   Distributions Under Qualified Contracts--Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC
Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

   Distributions may be paid only:

     (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

     (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited (IRC 403(b)(11)(B)).

   The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract--Mandatory Minimum Distribution."

   If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) contract may be rolled over to another IRC Section 403(b) contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) contract if the IRA contains only amounts rolled over from a 403(b) plan. Roth IRAs can only accept rollover money from a traditional IRA or another Roth.

   Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity contracts or plans qualified under IRC Section 403 with the exception of the following:

  (1) eligible rollover distributions made directly to another trustee,

  (2) periodic payments received over the contract owner's lifetime,

  (3) periodic payments received under the minimum required distribution rules, or

  (4) periodic payments received over a period of ten years or more.

   The contract owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the contract owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

   All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once income payments begin, any nondeductible contributions are recovered tax-free as a portion of each income payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

   For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the contract owner elects not to have federal income tax withheld. After an election is made with respect to income payments, a contract owner may revoke the election at any time. HMLIC will notify the contract owner at least annually of his or her right to revoke the election. Contract owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the contract owner is an individual, the TIN is his or her Social Security number.

   If the designated beneficiary is not the contract owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the contract owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the contract owner.

   Penalty Tax--Distributions to a contract owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

  (1) on or after age 59 1/2,

  (2) on account of death,

  (3) on account of disability, as defined in IRC Section 72(m)(7),

  (4) pursuant to a qualified domestic relations order, as defined in IRC
  414(p),

  (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,

  (6) on account of separation from service after age 55, or

  (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the contract owner, or the lives or a period not exceeding the joint life expectancy of the contract owner and a designated beneficiary.

   Roth IRAs are not subject to the 10% penalty if:

    The contract has been in force for five years; and

    The annuitant has attained age 59 1/2; or

    Used to purchase a first home not to exceed $10,000 (as adjusted by the IRC); or

    The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

    Used for qualified higher education expenses of the owner, spouse, children or grandchildren; or

    The distribution is made after the death of the annuitant.

   The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

   Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

   The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting fund shares.

Other Information

   Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

   Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

   Communications to Contract Owners--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

   HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

  Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

  Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

  NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

  A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                                                       Page
-----                                                                       ----
General Information and History............................................   2
Investment Experience......................................................   2
Underwriter................................................................   3
Financial Statements.......................................................   4

  To receive, without charge, a copy of the 2000 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

    Horace Mann Life Insurance Company
    P.O. Box 4657
    Springfield, Illinois 62708-4657
Please provide free of charge the following information:

_____ 2000 Annual Report of the Horace Mann Mutual Funds and the Horace Mann
      Life Insurance Company Separate Account.

_____ Statement of Additional Information dated May 1, 2001 for the Horace Mann
      Life Insurance Company Separate Account.

  Please mail the above documents to:
  -------------------------------
  (Name)
  -------------------------------
  (Address)
  -------------------------------
  (City/State/Zip)

Appendix A

The Underlying Funds

   The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds
   The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

   The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") successor of Sanford C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

   The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

   The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

   The primary investment objective of the Horace Mann Short-Term Investment Fund ("Horace Mann Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

   The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

   The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Zurich Scudder Investments, Inc. ("Zurich Scudder") serves as the investment subadviser to the International Equity Fund.

   The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks) of seasoned financially strong U.S.-based companies. Investments in equity securities are limited to issuers which the subadviser determines:

  1. Do not produce tobacco products;

  2. Do not produce alcoholic beverages;

  3. Do not own and/or operate casinos or manufacture gaming devices;

  4. Do not produce pornographic materials;

  5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

  6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

  7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

   Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Zurich Scudder serves as the investment subadviser to the Socially Responsible Fund.

Alliance
   The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Ariel Mutual Funds

   The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of medium-sized companies with market capitalizations between $1 billion and $10 billion at the time of investment. Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

   The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of small companies with a market capitalization under $2 billion at the time of investment. Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

   The Ariel Appreciation Fund and the Ariel Fund are each advised by Ariel Capital Management, Inc. Ariel believes that socially responsible ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intervention.

Davis
   Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity
   The investment objective of the Fidelity VIP Growth Portfolio is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 65% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

J.P. Morgan

   The investment objective of the J.P. Morgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. The J.P. Morgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management, Inc.

Neuberger Berman
   The investment objective of Neuberger Berman Genesis Fund Advisor Class is to invest mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

Putnam

   The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Rainier
   The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily in the common stocks of smaller U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Portfolio normally will invest at least 65% of its total assets in equity securities of companies with small and medium-size capitalizations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Strong
   The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. Rowe Price
   The investment objective of the T. Rowe Price Small-Cap Value Fund--Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. The T. Rowe Price Small-Cap Value Fund--Advisor Class is advised by T. Rowe Price Associates.

   The investment objective of the T. Rowe Price Small-Cap Stock Fund--Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 65% of its total assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls within the range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund--Advisor Class is advised by T. Rowe Price Associates.

Credit Suisse Warburg Pincus

   The investment objective of the Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2000, the market capitalization of the companies in the Russell 2000 Index ranged from $4 million to $6.1 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's 65% minimum allocation to small-company equities. The Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio is a series of the Credit Suisse Warburg Pincus Trust and is advised by Credit Suisse Asset Management, LLC.

Wilshire Target Funds, Inc.
   Wilshire Target Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

   The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

   The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

Administrator: Horace Mann Investors, Inc.

   HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

   For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

           Prospectus
           Non-qualified variable tax deferred annuity contracts Prospectus

           Horace Mann Life Insurance Company
           Separate Account for Annuity Alternatives Contracts

                   May 1, 2001

Non-Qualified Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company
Separate Account
Single Premium Contracts for Individuals
Flexible Premium Contracts for Individuals and Groups

   This prospectus offers combination fixed and variable, non-qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:

  Large Company Stock Funds                 International Stock Funds
    Large Blend                                   Horace Mann International
                                                  Equity Fund
      J. P. Morgan U.S. Disciplined Equity Portfolio
      Fidelity VIP Growth & Income Portfolio      Fidelity VIP Overseas
      Fidelity VIP Index 500 Portfolio            Portfolio

    Large Growth
      Fidelity VIP Growth Portfolio         Balanced Fund
      Alliance Premier Growth Portfolio           Horace Mann Balanced Fund

    Large Value
      Horace Mann Equity Fund               Bond Funds
      Horace Mann Socially Responsible Fund       Horace Mann Income Fund
      Davis Value Portfolio                       Horace Mann Short-Term Fund
                                                  Fidelity VIP High Income
                                                  Portfolio

  Mid-Size Company Stock Funds
    Mid Blend                                     Fidelity VIP Investment
      Fidelity VIP Mid Cap Portfolio              Grade Bond Portfolio
    Mid Growth

      Putnam VT Vista Fund (IB Shares)
      Strong Mid Cap Growth Fund II
    Mid Value
      Strong Opportunity Fund II

  Small Company Stock Funds
    Small Growth
      Horace Mann Small Cap Growth Fund

      Credit Suisse Warburg Pincus Trust
            Small Company Growth Portfolio

   This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2001. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 18 of this prospectus.

      THE SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT  APPROVED OR
       DISAPPROVED THESE SECURITIES OR  PASSED UPON THE ADEQUACY OF
         THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
          CRIMINAL OFFENSE.

 THE ANNUITIES  OFFERED BY HMLIC  ARE NOT  INSURED BY  THE FDIC OR  ANY OTHER
  GOVERNMENT  AGENCY. THEY ARE NOT  DEPOSITS, OBLIGATIONS, OR  GUARANTEED BY
    ANY BANK. THEY  INVOLVE INVESTMENT RISKS, INCLUDING  THE POSSIBLE LOSS
     OF PRINCIPAL AMOUNT INVESTED.

                  The date of this Prospectus is May 1, 2001.

Table of Contents
-------------------------------------------------------------------------------

                                                                           Page
                                                                           ----
Definitions...............................................................   3
Summary...................................................................   4
Condensed Financial Information...........................................   9
Horace Mann Life Insurance Company, The Account and The Underlying Mutual
 Funds....................................................................  11
  Horace Mann Life Insurance Company......................................  11
  The Account.............................................................  11
  The Underlying Funds....................................................  11
The Contract(s)...........................................................  11
  Contract Owners' Rights.................................................  11
  Purchasing the Contract.................................................  11
  Purchase Payments.......................................................  11
    Amount and Frequency of Purchase Payments.............................  11
    Allocation of Purchase Payments.......................................  12
    Accumulation Units and Accumulation Unit Value........................  12
  Transactions............................................................  12
    Transfers.............................................................  12
    Dollar Cost Averaging.................................................  12
    Rebalancing...........................................................  13
    Changes to Purchase Payment Allocations...............................  13
    Surrender or Withdrawal Before Commencement of Annuity Period.........  13
    Deferment.............................................................  14
    Confirmations.........................................................  14
  Deductions and Expenses.................................................  14
    Annual Maintenance Charge.............................................  14
    Mortality and Expense Risk Fee........................................  14
    Surrender Charges.....................................................  14
    Operating Expenses of the Underlying Funds............................  14
    Premium Taxes.........................................................  14
  Death Benefit Proceeds..................................................  15
  Income Payments.........................................................  15
    Income Payment Options................................................  15
    Amount of Fixed and Variable Income Payments..........................  16
  Misstatement of Age.....................................................  17
  Modification of the Contract............................................  17
Tax Consequences..........................................................  17
  Separate Account........................................................  17
  Contract Owners.........................................................  17
    Contributions.........................................................  17
    Distributions Under Non-Qualified Contracts...........................  17
    Penalty Tax...........................................................  18
Voting Rights.............................................................  18
Other Information.........................................................  18
Additional Information....................................................  19
Appendix A................................................................  20

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions
-------------------------------------------------------------------------------
   Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

   Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

   Accumulation Unit Value: The value of an accumulation unit on any valuation date.

   Annuitant: The recipient of income payments.

   Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

   Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

   Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

   Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

   Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

   Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

   Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

   Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

   Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

   Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

   Participant: A person to whom a certificate showing participation under a group contract has been issued.

   Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding Underlying Fund.

   Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

   Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Horace Mann Life Insurance Company Separate Account.

   Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2001 no valuations are made for the day after Thanksgiving or December 24th.

   Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary
-------------------------------------------------------------------------------
   This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the contract.

   Detailed information about the Underlying Funds is contained in each Underlying Funds' Prospectus and in each Underlying Fund Statement of Additional Information.

   The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

What is "the Separate Account"?
   The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?
   Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?
   The minimum annual purchase payment under a flexible premium contract during any contract year is $1,200 if deposited using payroll deduction or electronic funds transfer, otherwise the minimum is $2,000. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year.

What are my investment choices?
   You may have money allocated to or invested in no more than 24 subaccounts at any one time.

   (a) Separate Account

   Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
   Large Blend
    J. P. Morgan U.S. Disciplined Equity Portfolio
    Fidelity VIP Growth & Income Portfolio
    Fidelity VIP Index 500 Portfolio
  Large Growth
    Fidelity VIP Growth Portfolio
    Alliance Premier Growth Portfolio
  Large Value
    Horace Mann Equity Fund
    Horace Mann Socially Responsible Fund
    Davis Value Portfolio

Mid-Size Company Stock Funds
  Mid Blend
    Fidelity VIP Mid Cap Portfolio
  Mid Growth

     Putnam VT Vista Fund (IB Shares)
     Strong Mid Cap Growth Fund II
   Mid Value
     Strong Opportunity Fund II

Small Company Stock Funds
   Small Growth
     Horace Mann Small Cap Growth Fund

     Credit Suisse Warburg Pincus Trust
       Small Company Growth Portfolio

International Stock Funds

     Horace Mann International Equity Fund
     Fidelity VIP Overseas Portfolio

Balanced Fund
     Horace Mann Balanced Fund

Bond Funds
     Horace Mann Income Fund
     Horace Mann Short-Term Fund
     Fidelity VIP High Income Portfolio
     Fidelity VIP Investment Grade Bond Portfolio

   (b) Fixed Account (See the Contract)

   At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is

$100 or the entire dollar value of the subaccount(s), whichever is less. For full details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?

   Unless restricted by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?
   Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

   A mortality and expense risk fee (M&E Fee), is deducted from the Variable Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Variable Account.

   A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived.

   No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five to eight contract years depending on the contract you purchase. The charge in the first contract year on flexible premium contracts is 8% and on a single payment contract the charge is 5%. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchases payments to the subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?

   The IRC provides penalties for premature distributions under various investment plans. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?
   Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

When can I begin receiving income payments, and what options are available?
   Payments will begin on the maturity date set by the terms of your contract. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

   Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

   Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses
--------------------------------------------------------------------------------

   The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account

Contract Owner Transaction Expenses:(/1/)
  Maximum Surrender Charge as a percentage of amount surrendered(/2/)
    --for Single Payment Contracts...................................... 5.00%
    --for Flexible Premium Contracts.................................... 8.00%

Annual Maintenance Charge(/3/)..........................................  $ 25
Separate Account annual expenses, as a percentage of average account value:
  Mortality Risk........................................................ 0.45%
  Expense Risk.......................................................... 0.80%
Total Separate Account M&E Fee.......................................... 1.25%

Underlying Funds

   Annual Operating Expenses of the Underlying Funds, as a percentage of average daily net assets, as of 12/31/00 unless otherwise noted:

                                                                     Total Fund
                                           Management 12b-1  Other   Operating
                                              Fee     fees  Expenses  Expense
                                           ---------- ----- -------- ----------
Large Company Stock Funds
 Large Blend
  JP Morgan U.S. Disciplined Equity
   Portfolio..............................   0.35%           0.50%     0.85%
  Fidelity VIP Growth & Income Portfolio
   SC 2(/6/)..............................   0.48%    0.25%  0.12%     0.85%
  Fidelity VIP Index 500 Portfolio SC
   2(/6/B)................................   0.24%    0.25%  0.27%     0.76%
 Large Growth
  Fidelity VIP Growth Portfolio SC 2(/6/).   0.57%    0.25%  0.09%     0.91%
  Alliance Premier Growth Portfolio.......   1.00%    0.25%  0.05%     1.30%
 Large Value
  Horace Mann Equity Fund(/4/)(/5/).......   0.64%           0.20%     0.84%
  Horace Mann Socially Responsible
   Fund(/4/)(/5/).........................   0.94%           0.23%     1.17%
  Davis Value Portfolio(/8/)..............   0.75%           0.26%     1.01%
Mid-Size Company Stock Funds
 Mid Blend
  Fidelity VIP Mid Cap Portfolio SC
   2(/6/).................................   0.57%    0.25%  0.17%     0.99%
 Mid Growth
  Putnam VT Vista Fund (IB Shares)........   0.60%    0.15%  0.07%     0.82%
  Strong Mid Cap Growth Fund II(/7/)......   1.00%           0.19%     1.19%
 Mid Value
  Strong Opportunity Fund II(/7/).........   1.00%           0.19%     1.19%
Small Company Stock Funds
 Small Growth
  Horace Mann Small Cap Growth
   Fund(/4/)(/5/).........................   1.39%           0.27%     1.66%
  C.S. Warburg Pincus Trust Small Company
   Growth Portfolio.......................   0.90%           0.21%     1.11%
International Stock Funds
  Horace Mann International Equity
   Fund(/4/)(/5/).........................   1.09%           0.40%     1.49%
  Fidelity VIP Overseas Portfolio SC
   2(/6/).................................   0.72%    0.25%  0.18%     1.15%
Balanced Fund
  Horace Mann Balanced Fund(/4/)(/5/).....   0.03%           0.03%     0.06%
Bond Funds
  Horace Mann Income Fund(/4/)(/5/).......   0.64%           0.22%     0.86%
  Horace Mann Short-Term Fund(/4/)(/5/)...   0.37%           1.58%     1.95%
  Fidelity VIP High Income Portfolio SC 2
   .......................................   0.58%    0.25%  0.18%     1.01%
  Fidelity VIP Investment Grade Bond
   Portfolio SC 2(/6/A)...................   0.43%    0.25%  1.07%     1.75%

(/1/) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(/2/) In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

(/3/) The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge or the dollar value for the waiver may be reduced or eliminated on certain individual contracts and group plans.

(/4/) The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 2000. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). HM Investors voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 2000. The Funds' advisor, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2000 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.18% and 0.82% for the Equity Fund; 0.03%, 0.03% and 0.06% for the Balanced Fund; 0.64%, 0.21% and 0.85% for the Income Fund; 0.37%, 1.09% and 1.46% for the Short-Term Fund; 1.39%, 0.27% and 1.66% for the
Small Cap Fund; 1.09%, 0.38% and 1.47% for the International Fund; and 0.94%, 0.23% and 1.17% for the Socially Responsible Fund.

(/5/) The "Management Fees" include both the advisory fee payable to Wilshire Associates Incorporated and the administration fee payable to HM Investors for the Horace Mann Mutual Funds.

(/6/) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(/6/A) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

(/6/B) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.53%. This arrangement may be discontinued by the fund's manager at any time.

(/7/) On the Strong Opportunity Fund II, the Fund's advisor is currently absorbing expenses of 0.09%. With these absorptions, the expense ratio would be 1.10%. On the Strong Mid Cap Growth Fund II, the Fund's advisor is currently not absorbing any expenses.

(/8/) Davis Selected Advisers, L.P. has agreed to cap the Portfolio's total expenses at 1.00% until May 1, 2002. With this agreement the Management Fee would be 0.75%, the Other Expenses would be 0.25% and the Total Expenses would be 1.00%.

Example
-------------------------------------------------------------------------------

   The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 2000 calendar year and assume that all fee waivers and reimbursements continue for the time periods shown. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

                   If you surrender your  If you do not surrender                         If you do not surrender
                     Flexible Premium      your Flexible Premium   If you surrender your    your Single Premium
                  Contract at the end of  Contract at the end of  Single Premium Contract Contract at the end of
                    the applicable time     the applicable time      at the end of the      the applicable time
                          period                  period          applicable time period          period
                  ----------------------- ----------------------- ----------------------- -----------------------
                  1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs
                  ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------

Large Company
 Stock Funds
Large Blend
J.P. Morgan U.S.
 Disciplined
 Equity
 Portfolio......  104   134   140   252    22    69   117   252    74   101   129   252    22    69   117   252
Fidelity VIP
 Growth & Income
 Portfolio......  104   134   140   252    22    69   117   252    74   101   129   252    22    69   117   252
Fidelity VIP
 Index 500
 Portfolio......  104   131   136   243    21    66   113   243    73    98   125   244    21    66   113   244
Large Growth
Fidelity VIP
 Growth
 Portfolio......  105   135   143   258    23    70   120   258    74   103   132   258    23    70   120   258
Alliance Premier
 Growth
 Portfolio......  109   146   162   297    27    82   140   297    78   114   151   297    27    82   140   297
Large Value
Horace Mann
 Equity Fund....  104   133   140   251    22    68   117   251    74   101   128   251    22    68   117   251
Horace Mann
 Socially
 Responsible
 Fund...........  107   143   156   285    25    78   134   285    77   110   145   285    25    78   134   285
Davis Value
 Portfolio......  106   138   148   268    24    73   126   268    75   106   137   269    24    73   126   269
Mid-Size Company
 Stock Funds
Mid Blend
Fidelity VIP Mid
 Cap Portfolio..  106   138   147   267    24    73   125   267    75   105   136   267    24    73   125   267
Mid Growth
Putnam VT Vista
 Fund...........  104   133   139   249    22    68   116   249    73   100   127   249    22    68   116   249
Strong Mid Cap
 Growth Fund II.  108   143   157   287    26    79   135   287    77   111   146   287    26    79   135   287
Mid Value
Strong
 Opportunity
 Fund II........  108   143   157   287    26    79   135   287    77   111   146   287    26    79   135   287
Small Company
 Stock Funds
Small Growth
Horace Mann
 Small Cap
 Growth Fund....  112   156   180   332    30    93   158   332    81   125   169   332    30    93   158   332
C.S. Warburg
 Pincus Trust
 Small Co Growth
 Portfolio......  107   141   153   279    25    76   131   279    76   109   142   279    25    76   131   279
International
 Stock Funds
Horace Mann
 International
 Equity Fund....  110   152   172   316    29    88   149   316    80   120   161   316    29    88   149   316
Fidelity VIP
 Overseas
 Portfolio......  107   142   155   283    25    78   133   283    76   110   144   283    25    78   133   283
Balanced Fund
Horace Mann
 Balanced Fund..   97   111   100   168    14    44    77   168    66    78    89   168    14    44    77   168
Bond Funds
Horace Mann
 Income Fund....  105   134   141   253    22    69   118   253    74   101   129   253    22    69   118   253
Horace Mann
 Short-Term
 Fund...........  115   164   193   359    33   101   172   359    84   133   183   359    33   101   172   359
Fidelity VIP
 High Income
 Portfolio......  106   138   148   269    24    73   126   269    75   106   137   269    24    73   126   269
Fidelity VIP
 Investment
 Grade Bond
 Portfolio......  113   159   184   340    31    95   162   340    82   127   173   340    31    95   162   340

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

Condensed Financial Information
-------------------------------------------------------------------------------

   The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds were added to the Separate Account on August 9, 2000.

                                               Accumulation Accumulation   # Units
                                                Unit Value   Unit Value  Outstanding
                                        Year   Beginning of    End of      End of
        Subaccount                     Ended      Period       Period      Period
        ----------                    -------- ------------ ------------ -----------
        J.P. Morgan U.S. Disciplined
         Equity Portfolio             12/31/00   $ 17.33*     $ 14.90       123,796

        Fidelity VIP Growth & Income
         Portfolio                    12/31/00   $ 16.03*     $ 15.20        53,980

        Fidelity VIP Index 500
         Portfolio                    12/31/00   $171.04*     $148.95        32,999

        Fidelity VIP Growth
         Portfolio                    12/31/00   $ 53.82*     $ 43.48       161,937

        Alliance Premier Growth
         Portfolio                    12/31/00   $ 41.57*     $ 31.81       130,232

        Horace Mann Equity Fund       12/31/00   $ 22.10      $ 20.82    18,713,068
                                      12/31/99     22.97        22.10    23,693,305
                                      12/31/98     21.62        22.97    24,141,182
                                      12/31/97     17.74        21.62    21,736,131
                                      12/31/96     14.33        17.74    18,086,814
                                      12/31/95     10.88        14.33    14,363,155
                                      12/31/94     11.03        10.88    12,072,982
                                      12/31/93      9.32        11.03     9,489,678
                                      12/31/92      8.62         9.32     8,041,878
                                      12/31/91      6.90         8.62     7,210,447

        Horace Mann Socially
         Responsible                  12/31/00   $ 13.92      $ 14.96     4,767,452
         Fund                         12/31/99     13.00        13.92     3,893,389
                                      12/31/98     12.00        13.00     2,430,089
                                      12/31/97      9.85        12.00       698,226

        Davis Value Portfolio         12/31/00   $ 11.58*     $ 11.08       134,363

        Fidelity VIP Mid Cap
         Portfolio                    12/31/00   $ 20.11*     $ 20.25       231,555

        Putnam VT Vista Fund (IB
         Shares)                      12/31/00   $ 25.13*     $ 19.52       146,933

        Strong Mid Cap Growth Fund
         II                           12/31/00   $ 35.99*     $ 25.76       131,868

        Strong Opportunity Fund II    12/31/00   $ 28.55*     $ 27.60        47,165

        Horace Mann Small Cap         12/31/00   $ 19.92      $ 17.54     4,284,826
         Growth Fund                  12/31/99     11.61        19.92     2,619,220
                                      12/31/98     11.10        11.61     2,103,641
                                      12/31/97      9.59        11.10     1,284,537

        C.S. Warburg Pincus Trust
         Small Company Growth
         Portfolio                    12/31/00   $ 27.32*     $ 21.37        76,760

        Horace Mann International     12/31/00   $ 17.67      $ 14.39     2,650,938
         Equity Fund                  12/31/99     11.72        17.67     1,187,606
                                      12/31/98      9.98        11.72       696,337
                                      12/31/97      9.74         9.98       464,676

        Fidelity VIP Overseas
         Portfolio                    12/31/00   $ 23.13*     $ 19.91        70,810

                                           Accumulation Accumulation   # Units
                                            Unit Value   Unit Value  Outstanding
                                    Year   Beginning of    End of      End of
        Subaccount                 Ended      Period       Period      Period
        ----------                -------- ------------ ------------ -----------
        Horace Mann Balanced
         Fund                     12/31/00   $ 17.41      $ 17.36    17,553,416
                                  12/31/99     17.83        17.41    22,621,955
                                  12/31/98     16.78        17.83    23,286,358
                                  12/31/97     14.28        16.78    22,095,620
                                  12/31/96     12.22        14.28    20,098,949
                                  12/31/95      9.75        12.22    17,804,536
                                  12/31/94      9.97         9.75    15,666,817
                                  12/31/93      8.75         9.97    12,523,123
                                  12/31/92      8.18         8.75     9,923,804
                                  12/31/91      6.81         8.18     8,316,201

        Horace Mann Income Fund   12/31/00   $ 12.34      $ 13.27       827,539
                                  12/31/99     12.70        12.34     1,034,296
                                  12/31/98     11.90        12.70     1,060,399
                                  12/31/97     11.02        11.90       784,296
                                  12/31/96     10.78        11.02       942,068
                                  12/31/95      9.49        10.78       938,069
                                  12/31/94      9.85         9.49       945,569
                                  12/31/93      9.23         9.85       921,322
                                  12/31/92      8.73         9.23       794,155
                                  12/31/91      7.69         8.73       700,901

        Horace Mann Short-Term
         Fund                     12/31/00   $  9.97      $ 10.42       205,055
                                  12/31/99      9.64         9.97       132,903
                                  12/31/98      9.30         9.64       120,651
                                  12/31/97      8.97         9.30       122,530
                                  12/31/96      8.65         8.97       125,251
                                  12/31/95      8.34         8.65       110,931
                                  12/31/94      8.13         8.34       125,199
                                  12/31/93      8.03         8.13       132,076
                                  12/31/92      7.88         8.03       124,797
                                  12/31/91      7.54         7.88       120,716

        Fidelity VIP High Income
         Portfolio                12/31/00   $  9.77*     $  8.15        32,064

        Fidelity VIP Investment
         Grade Bond Portfolio     12/31/00   $ 11.98*     $ 12.54        24,851

*Inception price on date subaccount was added to the Separate Account, as shown on page 12.
   Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile
(FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

   From time to time the account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

   All charges (except the annual maintenance charge) shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and
The Underlying Mutual Funds

Horace Mann Life Insurance Company

   Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

   HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account
   On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amounts of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

   The account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.

The Underlying Funds
   The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on the company website at www.horacemann.com in the "Retirement Planning/Financial Services" link.

The Contract

Contract Owners' Rights
   A Contract may be issued on a non-qualified basis. Non-qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

   Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

   This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing The Contract

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

   In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

   Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

   Sales commissions are paid by HMLIC. Sales commissions typically range from 0.25% to 6.75% of purchase payments received.

Purchase Payments
   Amount and Frequency of Purchase Payments--The minimum annual purchase payment under flexible premium contracts is $1,200 if the deposits are sent by payroll deduction or electronic funds transfer; otherwise the minimum is $2,000. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $100. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. In certain individual and group contracts these minimums may be lowered.

   Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first valuation date following receipt of the request by the Home Office.

   Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the Underlying Fund.

   Accumulation units are valued on each valuation date. The accumulation unit value for each subaccount was established on the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income, and Short-Term funds refers to the date Wellington Management Co., LLP became their investment adviser.

                                   Accumulation
Subaccount                  Date    Unit Value
----------                -------- ------------
J.P. Morgan U.S.
 Disciplined Equity
 Portfolio..............  09/05/00    $17.33
Fidelity VIP Growth and
 Income Portfolio.......  09/05/00     16.03
Fidelity VIP Index 500
 Portfolio..............  09/05/00    171.04
Fidelity VIP Growth
 Portfolio..............  09/05/00     53.82
Alliance Premier Growth
 Portfolio..............  09/05/00     41.57
Horace Mann Equity Fund.  11/01/89      7.11
Horace Mann Socially
 Responsible Fund.......  03/10/97      9.85
Davis Value Portfolio...  09/05/00     11.58
Fidelity VIP Mid Cap
 Portfolio..............  09/05/00     20.11
Putnam VT Vista Fund....  09/05/00     25.13
Strong Mid Cap Growth
 Fund II................  09/05/00     35.99
Strong Opportunity Fund
 II.....................  09/05/00     28.55
Horace Mann Small Cap
 Growth Fund............  03/10/97      9.59
C.S. Warburg Pincus
 Trust Small Company
 Growth Portfolio.......  09/05/00     27.32
Horace Mann
 International Equity
 Fund...................  03/10/97      9.74
Fidelity VIP Overseas
 Portfolio..............  09/05/00     23.13
Horace Mann Balanced
 Fund...................  11/01/89      6.71
Horace Mann Income Fund.  11/01/89      7.17
Horace Mann Short-Term
 Fund...................  11/01/89      6.99
Fidelity VIP High Income
 Portfolio..............  09/05/00      9.77
Fidelity VIP Investment
 Grade Bond Portfolio...  09/05/00     11.98

Transactions
   Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

   On Annuity Alternatives contracts, for transfers from the fixed portion of the contract into a subaccount, the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

   A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a transfer, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state the dollar amount, a whole percentage or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Dollar Cost Averaging--Dollar cost averaging is described as making regular scheduled purchases or transfers. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

   The transfers will begin on the first valuation date following receipt of the request in the Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.

   Because the values of the accounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of an account may increase and result in a balance remaining at the end of the period selected.

   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

   Rebalancing--Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semi-annually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the customer. You may request a rebalancing of your portfolio either once or on a periodic basis. For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

   Rebalancing will begin on the first valuation date following receipt of the request in the Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.

   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

   Changes to Purchase Payment Allocations--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. Changes in allocation instructions are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Surrender or Withdrawal Before Commencement of Annuity Period--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

   A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information--Forms Availability."

   Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of a valid request at the Home Office.

   Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

   Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges".

   HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid.

   Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

   Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

   The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

   If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

   Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which a valid request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

   Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

   If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning
(217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses
   Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

   Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

   The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

   Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Variable Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Variable Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

   Surrender Charges--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

During Contract                        Flexible                                             Single
     Year                              Premium                                              Premium
---------------                        --------                                             -------
1                                        8%                                                   5%
2                                        8%                                                   4%
3                                        6%                                                   3%
4                                        4%                                                   2%
5                                        2%                                                   1%
Thereafter                               0%                                                   0%

   For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

   Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

   Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when purchase payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds
   If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

   All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-- Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

   For all contracts issued in connection with this prospectus, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

   For non-qualified annuities, a designated beneficiary who is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified contract issued in connection with this prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

   If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Income Payments
   The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we receive the request in the Home Office. Your purchase payment allocation(s) will be changed to the Fixed Account or Variable Account, depending on the payment option elected. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

   In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual & annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options
   The following income payment options are available on a variable basis unless otherwise stated.

   Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

   Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

   Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The annuitant may elect another income option at the end of any payment period, or may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. This option is available on a fixed payment basis only.

   Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

  a) receive the proceeds in a lump sum, or

  b) leave the contract with HMLIC, or

  c) elect any other option that HMLIC makes available.

Amount of Fixed And Variable Income Payments
   In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount within the contract by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

   Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the guaranteed income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a guaranteed fixed income payment. These payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

   Variable Income Payments--The amount of the first monthly variable income payment is determined from the guaranteed income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

   The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

   The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

   Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum. See your contract for additional information.

   Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:

  J.P. Morgan U.S. Disciplined Equity Portfolio
  Fidelity VIP Growth and Income Portfolio
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Growth Portfolio
  Alliance Premier Growth Portfolio

  Horace Mann Socially Responsible Fund
  Davis Value Portfolio
  Fidelity VIP Mid Cap Portfolio

  Putnam VT Vista Fund (IB Shares)
  Strong Mid Cap Growth Fund II
  Strong Opportunity Fund II
  Horace Mann Small Cap Growth Fund

  C.S. Warburg Pincus Trust Small Co. Growth Portfolio
  Horace Mann International Equity Fund
  Fidelity VIP Overseas Portfolio
  Horace Mann Short-Term Fund
  Fidelity VIP High Income Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

   The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current valuation date, plus any dividends or other distributions, by the net asset value of a share on the valuation date of the preceding valuation period, and multiplying this result by the investment multiplier.

Misstatement of Age
   If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract
   The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

   HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered Horace Mann Mutual Funds. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account
   The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners
   Contributions--No limitations are imposed on the amount of contributions made to a non-qualified contract.

   Distributions Under Non-Qualified Contracts--Contract owners of non-qualified contracts are not subject to federal income tax on earnings until income payments are received under the contract. Contract owners of non-qualified contracts are not subject to the minimum distribution requirements.

   A distribution by surrender or partial withdrawal during the accumulation period may subject the contract owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

   If the distribution is a full surrender, the contract owner is taxed on the amount distributed, less net purchase payments reduced by any prior partial withdrawals which were not subject to income tax.

   A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The contract owner is subject to income tax on any previously untaxed accumulation which is distributed.

   Purchase payments may also be made by means of a full tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC
Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

   If distributions are made pursuant to an income payment option, that portion of each income payment which represents the contract owner's investment in the contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total purchase payments to the contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the contract owner's investment is returned in full, the entire amount of each income payment is taxable as ordinary income.

   Penalty Tax--Taxable distributions from non-qualified contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the contract owner's death or disability, received as part of substantially equal periodic payments for the contract owner's lifetime, or attributable to purchase payments made prior to August 14, 1982. In addition, for non-qualified contracts issued during the period August 14, 1982 through January 18, 1985 and for additional purchase payments to non-qualified contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to purchase payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to purchase payments on a "first-in first-out" basis (i.e., to the earliest purchase payment which has not been fully allocated to prior distributions).

   The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

   Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

   The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

Other Information

   Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

   Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

   Communications to Contract Owners--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

   HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

   Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

   Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

   NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

-------------------------------------------------------------------------------
-----
-------------------------------------------------------------------

Additional Information

   A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                                                       Page
-----                                                                       ----
General Information and History............................................   2
Investment Experience......................................................   2
Underwriter................................................................   3
Financial Statements.......................................................   4

   To receive, without charge, a copy of the 2000 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

    Horace Mann Life Insurance Company
    P.O. Box 4657
    Springfield, Illinois 62708-4657
Please provide free of charge the following information:

 2000 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life
       Insurance Company Separate Account.

 Statement of Additional Information dated May 1, 2001 for the Horace Mann Life
       Insurance Company Separate Account.

  Please mail the above documents to:
  --------------------------------
  (Name)
  --------------------------------
  (Address)
  --------------------------------
  (City/State/Zip)

Appendix A

The Underlying Funds

   The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds
   The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

   The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") successor of Sanford C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

   The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

   The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

   The primary investment objective of the Horace Mann Short-Term Investment Fund ("Horace Mann Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

   The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

   The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Zurich Scudder Investments, Inc. ("Zurich Scudder") serves as the investment subadviser to the International Equity Fund.

   The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks) of seasoned financially strong U.S.-based companies. Investments in equity securities are limited to issuers which the subadviser determines:

  1. Do not produce tobacco products;

  2. Do not produce alcoholic beverages;

  3. Do not own and/or operate casinos or manufacture gaming devices;

  4. Do not produce pornographic materials;

  5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

  6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

  7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

   Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Zurich Scudder serves as the investment subadviser to the Socially Responsible Fund.

Alliance
   The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Davis
   Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity
   The investment objective of the Fidelity VIP Growth is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 65% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may, also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management
& Research.

   The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The funds invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

J.P. Morgan

   The investment objective of the J.P. Morgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. The J.P. Morgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management, Inc.

Putnam

   The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Strong
   The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

Credit Suisse Warburg Pincus

   The investment objective of the Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2000, the market capitalization of the companies in the Russell 2000 Index ranged from $4 million to $6.1 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's 65% minimum allocation to small-company equities. The Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio is a series of the Credit Suisse Warburg Pincus Trust and is advised by Credit Suisse Asset Management, LLC.

Administrator: Horace Mann Investors, Inc.

   HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

   For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



May 1, 2001

                    STATEMENT OF ADDITIONAL INFORMATION



HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT



Individual and Group Flexible Payment and Individual Single Payment Variable Tax Deferred Annuity Contracts



                    Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1, 2001, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.


                                May 1, 2001


              TABLE OF CONTENTS

     Topic                              Page

     General Information and History..     2
     Investment Experience............     2
     Underwriter......................     3
     Financial Statements.............     4

GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

                    INVESTMENT EXPERIENCE
       (Applies to Annuity Alternative Contracts Only)/(5)/
                     December 31, 2000

TOTAL RETURN DATA
AVERAGE ANNUAL TOTAL RETURN/(1)/                              SINCE
(Based on a $1,000 investment)/(2)/                         INCEPTION(6)        1 YR        5 YRS        10 YRS

J.P. Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                          -50.39%              --%         --%           --%
  Without Redemption                                          -36.33%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                          -33.54%              --%         --%           --%
  Without Redemption                                          -14.71%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                          -24.38%              --%         --%           --%
  Without Redemption                                          -14.38%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                          -52.35%              --%         --%           --%
  Without Redemption                                          -38.85%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                          -48.48%              --%         --%           --%
  Without Redemption                                          -33.89%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                          -58.85%              --%         --%           --%
  Without Redemption                                          -47.19%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                          -65.03%              --%         --%           --%
  Without Redemption                                          -55.12%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                          -31.50%              --%         --%           --%
  Without Redemption                                          -22.44%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                          -61.50%              --%         --%           --%
  Without Redemption                                          -50.60%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                           10.09%          -13.33%       7.76%        11.68%
  Without Redemption                                           10.09%           -5.79%       7.76%        11.68%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                           10.40%           -1.01%         --%           --%
  Without Redemption                                           11.59%            7.49%         --%           --%
Davis Value Portfolio
  With Redemption(3)                                          -31.81%              --%         --%           --%
  Without Redemption                                          -12.49%              --%         --%           --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                           -3.85%              --%         --%           --%
  Without Redemption                                           23.11%              --%         --%           --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                          -20.41%              --%         --%           --%
  Without Redemption                                            2.14%              --%         --%           --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                          -40.08%              --%         --%           --%
  Without Redemption                                          -23.11%              --%         --%           --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                          -63.40%              --%         --%           --%
  Without Redemption                                          -53.03%              --%         --%           --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                          -71.35%              --%         --%           --%
  Without Redemption                                          -63.24%              --%         --%           --%
Strong Opportunity Fund II
  With Redemption(3)                                          -29.61%              --%         --%           --%
  Without Redemption                                           -9.66%              --%         --%           --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                          -26.07%              --%         --%           --%
  Without Redemption                                           -5.13%              --%         --%           --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                            3.00%              --%         --%           --%
  Without Redemption                                           31.17%              --%         --%           --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                           15.92%          -18.99%         --%           --%
  Without Redemption                                           17.17%           11.95%         --%           --%
C.S. Warburg Pincus Trust Small Company Growth Portfolio
  With Redemption(3)                                          -62.63%              --%         --%           --%
  Without Redemption                                          -52.04%              --%         --%           --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                          -44.72%              --%         --%           --%
  Without Redemption                                          -29.06%              --%         --%           --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                          -16.22%              --%         --%           --%
  Without Redemption                                            7.51%              --%         --%           --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                            8.97%              --%         --%           --%
  Without Redemption                                           38.17%              --%         --%           --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                            9.59%          -25.08%         --%           --%
  Without Redemption                                           10.77%          -18.57%         --%           --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                          -50.24%              --%         --%           --%
  Without Redemption                                          -36.14%              --%         --%           --%
Horace Mann Balanced Fund
  With Redemption(3)                                            8.88%           -7.93%       7.35%         9.85%
  Without Redemption                                            8.88%            0.08%       7.35%         9.85%
Horace Mann Income Fund
  With Redemption(3)                                            5.66%           -0.92%       4.25%         5.61%
  Without Redemption                                            5.66%            7.58%       4.25%         5.61%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                                            3.64%           -3.84%       3.79%         3.29%
  Without Redemption                                            3.64%            4.53%       3.79%         3.29%
Fidelity VIP High Income Portfolio
  With Redemption(3)                                          -54.74%              --%         --%           --%
  Without Redemption                                          -41.92%              --%         --%           --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                                          -10.66%              --%         --%           --%
  Without Redemption                                           14.66%              --%         --%           --%


1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.

4 Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

5 Annuity Alternatives refers to the Combination Annuity Contracts offered by Horace Mann Life Insurance Co.

6 Since inception refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."


This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 2000. Horace Mann Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Contracts currently offered by the Company. Prior Contracts, single premium contracts, and certain Individual and group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to HM Investors were $7,465,597, $5,811,107, and $4,925,095 for the years ended 1998, 1999, and 2000, respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectus.

                    FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 2000. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Financial Statements

December 31, 2000 and 1999

(With Independent Auditors' Report Thereon)

                    Independent Auditors' Report

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the statutory financial statements, the Company prepared these statutory financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from accounting principles generally accepted in the United States of America. The effects on the statutory financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Horace Mann Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2000.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2000, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


Chicago, Illinois
April 6, 2001

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2000 and 1999

(In thousands)
--------------------------------------------------------------------------------
Admitted Assets                                         2000          1999
--------------------------------------------------------------------------------
Cash and investments:
  Bonds                                              $2,069,742     $2,043,743
  Common stocks                                               -            418
  Mortgage loans on real estate                          33,914         34,293
  Real estate                                               133            154
  Policy loans                                           61,271         58,121
  Cash                                                    4,496          8,838
  Short-term investments                                202,149         24,508
  Receivable for securities                                  50              -
  Other invested assets                                      46             70
--------------------------------------------------------------------------------
Total cash and investments                            2,371,801      2,170,145

Life insurance premiums deferred
  and uncollected                                        47,424         45,461

Accident and health premiums due
  and unpaid                                                462            270

Investment income due and accrued                        32,625         31,288

Federal income tax recoverable                            8,264          1,547

Receivable from parent, subsidiaries and affiliates       3,552              -

Other assets                                              2,788          1,937

Variable annuity assets                               1,035,068      1,131,713
--------------------------------------------------------------------------------
Total admitted assets                                $3,501,984     $3,382,361
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2000 and 1999


(In thousands, except share data)
-------------------------------------------------------------------------------
  Liabilities and Capital and Surplus                2000           1999
-------------------------------------------------------------------------------
Policy liabilities:
  Aggregate reserves:
    Life and annuity                               $1,913,291     $1,891,572
    Accident and health                                15,399         16,047
  Unpaid benefits:
    Life                                                8,768          8,475
    Accident and health                                   922            812
  Policyholder funds on deposit                       115,557        118,856
  Policyholder dividends payable
    in the following year                                  46             57
  Remittances not allocated                             2,058          1,079
-------------------------------------------------------------------------------
Total policy liabilities                            2,056,041      2,036,898

Accrued expenses                                        3,532          2,660
Asset valuation reserve                                16,146         17,980
Interest maintenance reserve                            6,543         10,741
Funds held for loaned securities                      192,262              -
Payable to parent, subsidiaries and affiliates              -            864
Transfer from separate accounts                        (6,579)        (7,392)
Other liabilities                                       9,851          7,703
Variable annuity liabilities                        1,035,068      1,126,505
-------------------------------------------------------------------------------
Total liabilities                                   3,312,864      3,195,959
-------------------------------------------------------------------------------
Capital and surplus:
  Capital stock, $1 par value.
    Authorized 5,000,000 shares,
    2,500,000 shares outstanding                        2,500          2,500
  Additional paid-in and contributed surplus           22,704         22,704
  Special surplus fund - contingent
    variable annuity reserve                                -              -
  Unassigned surplus                                  163,916        161,198
-------------------------------------------------------------------------------
Total capital and surplus                             189,120        186,402
-------------------------------------------------------------------------------
Total liabilities and capital and surplus          $3,501,984     $3,382,361
-------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2000, 1999 and 1998

(In thousands)

-------------------------------------------------------------------------------
                                                  2000      1999      1998
-------------------------------------------------------------------------------
Revenue:
Premiums, annuity and supplementary
 contract considerations:
  Life                                          $112,215  $110,942  $107,863
  Annuity                                        206,393   205,684   223,325
  Accident and health                              9,783     8,598    12,108
  Supplementary contracts                         29,063    31,441    32,832
-------------------------------------------------------------------------------

Total premiums, annuity and supplementary
 contract considerations                         357,454   356,665   376,128

Net investment income                            155,748   151,385   152,416
Amortization of interest maintenance
 reserve                                           1,609     2,416     2,592
Management fee income from Separate Accounts      14,536    14,805    14,015
Mutual fund service fee income                     1,595     1,420         -
Other                                                385       441       481
-------------------------------------------------------------------------------
Total revenue                                    531,327   527,132   545,632
-------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
  Life                                           100,993    98,630    89,651
  Annuity                                        259,566   259,189   281,411
  Accident and health                              5,446     3,682     9,978
  Supplementary contracts                         42,465    43,880    45,097
-------------------------------------------------------------------------------

Total claims and benefits                        408,470   405,381   426,137

Commissions                                       24,720    25,388    28,868
General and other expenses                        61,184    52,800    49,775
-------------------------------------------------------------------------------
Total benefits and expenses                      494,374   483,569   504,780
-------------------------------------------------------------------------------

Net gain before dividends to policyholders
 and federal income tax                           36,953    43,563    40,852
Dividends to policyholders                            98       139       254
-------------------------------------------------------------------------------

Net gain before federal income tax                36,855    43,424    40,598
Federal income tax expense                        11,781    11,955    17,788
-------------------------------------------------------------------------------

Net gain from operations                          25,074    31,469    22,810
Realized investment gains (losses)
 net of tax and transfers to IMR                  (4,094)      627    (3,256)
-------------------------------------------------------------------------------
Net income                                       $20,980   $32,096   $19,554
-------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2000, 1999 and 1998


(In thousands)
--------------------------------------------------------------------------------------------
                                                       2000          1999           1998
--------------------------------------------------------------------------------------------
Capital stock                                       $  2,500       $  2,500       $  2,500
--------------------------------------------------------------------------------------------
Additional paid-in capital and
  contributed surplus                                 22,704         22,704         22,704
--------------------------------------------------------------------------------------------
Special surplus fund--
Beginning balance of contingent variable
  annuity reserve                                          -            625            625
Release of contingent variable annuity
  reserve                                                  -           (625)             -
--------------------------------------------------------------------------------------------
Balance at end of year                                     -              -            625
--------------------------------------------------------------------------------------------
Unassigned surplus:
  Balance at beginning of year                       161,198        143,357        139,136
  Net income                                          20,980         32,096         19,554
  Change in net unrealized
    capital gains                                     (2,042)           340          2,079
  Change in non-admitted assets                           76            167             14
  Change in reserve valuation
    basis (note 1)                                         -         10,712              -
  Change in asset valuation reserves                   1,833         (1,826)           331
  Surplus contributed to Separate
    Accounts                                               -              -              -
  Other changes in surplus in Separate
    Account Statement                                 (5,208)         1,358            343
  Dividends to parent                                (17,000)       (24,000)       (18,100)
  Change in reserve on account of assumption
    changes                                                -         (1,631)             -
  Redemption of seed shares on separate account        5,313              -              -
  FIT on redemption of seed shares                      (775)             -              -
  Tax expense related to 1999 assumption changes
    for actuarial guideline 33                          (459)             -              -
  Release of contingent variable annuity
    reserve                                                -            625              -
--------------------------------------------------------------------------------------------
Balance at end of year                               163,916        161,198        143,357
--------------------------------------------------------------------------------------------
Total capital and surplus                           $189,120       $186,402       $169,186
--------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2000, 1999 and 1998

(In thousands)
----------------------------------------------------------------------------------------------
                                                          2000        1999          1998
----------------------------------------------------------------------------------------------
Cash from operations:
  Revenue received:
    Premiums, considerations
      and deposits                                      $355,731     $357,071     $  374,448
    Investment income                                    149,432      145,928        151,124
    Management fee income from Separate Accounts          14,308       15,275         13,715
    Mutual fund service fee income                         1,595        1,420              -
    Other income                                             385          441            482
----------------------------------------------------------------------------------------------
  Total revenue received                                 521,451      520,135        539,769
----------------------------------------------------------------------------------------------
  Benefits and expenses paid:
    Claims, benefits and
      net transfers                                      389,288      357,166        391,531
    Expenses                                              85,438       80,121         82,334
    Dividends to policyholders                               110          163            278
    Federal income taxes                                  15,922       12,311         18,038
----------------------------------------------------------------------------------------------
  Total benefits and expenses paid                       490,758      449,761        492,181
----------------------------------------------------------------------------------------------
Net cash from operations                                  30,693       70,374         47,588
----------------------------------------------------------------------------------------------
Cash from investments:
  From investments sold or matured:
    Bonds                                                636,021      825,118      1,131,927
    Common and preferred stock                            12,917          725            748
    Mortgage loans                                         1,230       20,325          5,034
    Real estate and other                                     41           21          5,608
----------------------------------------------------------------------------------------------
  Total investment proceeds                              650,209      846,189      1,143,317
  Tax on capital gains (losses)                              212       (1,952)         2,807
----------------------------------------------------------------------------------------------
Total from investment proceeds                           649,997      848,141      1,140,510
----------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds                                                669,949      863,848      1,171,384
    Stocks                                                11,998            -              -
    Mortgage loans                                           753       16,041            404
    Real estate and other                                      -            4             26
----------------------------------------------------------------------------------------------
  Total investments acquired                             682,700      879,893      1,171,814
----------------------------------------------------------------------------------------------
  Net increase in policy loans                             3,150        4,094          5,387
----------------------------------------------------------------------------------------------
Total from investments acquired                          685,850      883,987      1,177,201
----------------------------------------------------------------------------------------------
Net cash from investments                                (35,853)     (35,846)       (36,691)

                                       12                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2000, 1999 and 1998


(In thousands)
-------------------------------------------------------------------------------------
                                                     2000        1999       1998
-------------------------------------------------------------------------------------
Cash from financing and miscellaneous:
  Cash provided:
    Securities lending                             $192,262   $       -    $ 30,779
    Redemption of seeded shares                       5,313           -           -
    Other cash                                        3,639       7,028       3,053
-------------------------------------------------------------------------------------
  Total cash provided                               201,214       7,028      33,832
-------------------------------------------------------------------------------------

  Cash applied:
    Dividends to parent                              17,000      24,000      18,100
    Funds held for loaned securities                      -      87,217           -
    Other applications                                5,755       2,598      10,325
-------------------------------------------------------------------------------------
  Total cash applied                                 22,755     113,815      28,425
-------------------------------------------------------------------------------------
Net cash from financing
  and miscellaneous                                 178,459    (106,787)      5,407
-------------------------------------------------------------------------------------
Net change in cash and
  short-term investments                            173,299     (72,259)     16,304
Cash and short-term investments
  at beginning of year                               33,346     105,605      89,301
-------------------------------------------------------------------------------------
Cash and short-term investments
  at end of year                                   $206,645   $  33,346    $105,605
-------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

                                       13                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2000, 1999 and 1998

(In thousands)
--------------------------------------------------------------------------------
(1)  Significant Accounting Policies

          Organization

     Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

     The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance and the Company receiving a commission on its sale.

     In December 1996, the Company announced its strategic decision to withdraw from the group medical insurance business over the following two years. The Company terminated 95% of that business by December 1997 and terminated the remaining group medical insurance policies by September, 1998.

          Basis of Presentation

     The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.

          Prescribed and Permitted Statutory Accounting Practices

     Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All statutory accounting practices of the Company are prescribed.

     The National Association of Insurance Commissioners ("NAIC") has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices and are effective January 1, 2001. Codification will change prescribed statutory accounting practices and may result in changes to the accounting practices that insurance enterprises use to prepare their statutory financial statements. Illinois, the state of domicile of the Company, has adopted the NAIC codification. Although the evaluation of the impact of adopting the NAIC codification on the Company's statutory financial statements is not yet complete, at this time management anticipates that the impact will not be material.

                                      14                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

          Investments

     Investments are valued in accordance with the requirements of the NAIC. Bonds are generally carried at amortized cost. Common stocks are carried at market. Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No significant new commercial mortgage loans have been issued since 1988. Real estate is carried at the lower of fair market value or cost. Policy loans are carried at the unpaid principal balance.

     The Company does not have any investments in derivative financial instruments.

          Asset Valuation Reserve

     The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

     The balance of the AVR by component as of December 31, 2000 and 1999, is as follows:

--------------------------------------------------------------------------------
                                                      2000         1999
--------------------------------------------------------------------------------
Bonds, preferred stock and
  short-term investments                            $15,938       $17,010
Mortgage loans                                          189           188
Common stock                                              -           756
Real estate and other investments                        19            26
--------------------------------------------------------------------------------
    Total AVR                                       $16,146       $17,980
--------------------------------------------------------------------------------

     The AVR is held at a level equal to 73.11% of the maximum reserve level allowed by the NAIC.

          Interest Maintenance Reserve

     The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

          Cash and Short-Term Investments

     Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

     Variable Annuities Assets and Liabilities

 Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds, including the Horace Mann mutual funds.

 Variable annuity assets were invested in the following mutual funds as follows:

-------------------------------------------------------------------------------
 December 31,                                            2000          1999
-------------------------------------------------------------------------------
Horace Mann Equity Fund
   (formerly Horace Mann Growth Fund)                 $  428,821    $  566,932
 Horace Mann Balanced Fund                               315,015       404,712
 Horace Mann Small Cap Growth Fund                        83,304        60,042
 Horace Mann Socially Responsible Fund                    75,782        59,129
 Horace Mann International Equity Fund                    42,512        26,040
 Wilshire Large Company Growth Portfolio--
   Institutional and Investment                           19,036             -
 Wilshire 5000 Index Portfolio--Institutional Class       16,829             -
 Horace Mann Income Fund                                  11,376        13,237
 Fidelity VIP Growth Portfolio                             7,041             -
 Fidelity VIP Index 500 Portfolio                          4,915             -
 Fidelity VIP Mid Cap Portfolio                            4,690             -
 Alliance Premier Growth Portfolio                         4,142             -
 Strong Mid Cap Growth Fund II                             3,397             -
 Putnam VI Vista Fund                                      2,869             -
 Horace Mann Short-Term Investment Fund                    2,274         1,621
 JP Morgan U.S. Disciplined Equity Portfolio               1,845             -
 Warburg Pincus Small Company Growth Portfolio             1,641             -
 Davis Value Portfolio                                     1,489             -
 Rainier Small/Mid Cap Equity Portfolio                    1,444             -
 Fidelity VIP Overseas Portfolio                           1,410             -
 Strong Opportunity Fund II                                1,299             -
 T. Rowe Price Small-Cap Stock Fund                        1,251             -
 Fidelity VIP Growth & Income Portfolio                      820             -
 Wilshire Large Company Value Portfolio                      500             -
 T. Rowe Price Small Company Value Fund                      343             -
 Fidelity VIP Investment Grade Bond Portfolio                312             -
 Fidelity VIP High Income Portfolio                          261             -
 Neuberger & Berman Genesis Assets Account                   252             -
 Wilshire Small Company Growth Portfolio                     128             -
 Wilshire Small Company Value Portfolio                       70             -
-------------------------------------------------------------------------------
     Total                                            $1,035,068    $1,131,713
-------------------------------------------------------------------------------

 The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------
     AGGREGATE RESERVES

 Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

 In 1999, with the approval of the Department of Insurance of the State of Illinois, the Company changed the basis of valuation for individual annuities to reflect the assumption changes for actuarial guideline 33. The change in valuation basis decreased individual annuity reserves and increased surplus by $10,712.

 Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:
-------------------------------------------------------------------------------

                            Aggregate reserves
                            ------------------       Mortality     Interest
                            2000          1999        table          rate
-------------------------------------------------------------------------------
  Life                   $  499,689   $  455,857     1980 CSO        4.0-7.0 %
                              7,877        7,568     1958 CET        2.5-5.5
                            163,551      167,021     1958 CSO        2.5-4.5
                             32,019       30,102     Various         2.5-5.5
                              9,601       10,021     1941 CSO        2.5-3.0

  Annuity                   998,068    1,021,932     1971 IAM        3.0-7.5
                             89,333       99,802     1949 PAT        3.0-5.5
                              1,198        1,353     1937 SAT        3.0
                              6,305        5,590     Various         3.0
                              9,157          151     a-2000          3.25-4.5

  Supplementary
   contracts with
   life contingencies        75,265       77,433     1983a           6.25-11.0
                             14,861        7,953     a-2000          6.25
                              4,562        4,796     1971 IAM        4.5-11.25
                              1,805        1,993     1937 SAT        3.5
-------------------------------------------------------------------------------
   Total                 $1,913,291   $1,891,572
-------------------------------------------------------------------------------

                                                                    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------
 Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
-------------------------------------------------------------------------------

                                                      Aggregate reserves
                                                      ------------------
                                                         2000     1999
    Present value of amounts not yet
      due on claims (3% interest rate)                 $14,270   $14,821
    Additional contract reserves                           867       968
    Unearned premiums and other                            262       258
-------------------------------------------------------------------------------
   Aggregate accident and health reserves              $15,399   $16,047
-------------------------------------------------------------------------------

      UNPAID BENEFITS

   Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

   Accident and health claim reserves and liabilities include the following:
-------------------------------------------------------------------------------

                                                      2000     1999      1998
-------------------------------------------------------------------------------
    Aggregate reserves for accident
     and health                                    $15,399   $16,047   $17,619
    Unpaid benefits accident and health                922       812     1,227
    Less: Additional contract reserves                (867)     (968)   (1,087)
          Unearned premiums and other                 (262)     (258)     (309)
-------------------------------------------------------------------------------
    Accident and health claim reserves
     and liabilities                               $15,192   $15,633   $17,450
-------------------------------------------------------------------------------

                                                                    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

-------------------------------------------------------------------------------
    The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
-------------------------------------------------------------------------------
                                                  2000      1999     1998
-------------------------------------------------------------------------------
    Net balance at January 1                    $15,633   $17,450   $20,563

    Incurred related to:
        Current year                              6,486     5,833    11,429
        Prior years                                (943)   (1,981)   (1,392)
-------------------------------------------------------------------------------
    Total incurred                                5,543     3,852    10,037
-------------------------------------------------------------------------------
    Paid related to:
        Current year                              2,187     1,632     6,981
        Prior years                               3,797     4,037     6,169
-------------------------------------------------------------------------------
    Total paid                                    5,984     5,669    13,150
-------------------------------------------------------------------------------
    Net balance at December 31                  $15,192   $15,633   $17,450
-------------------------------------------------------------------------------

        Reserves for Supplementary Contracts
          Without Life Contingencies

    This reserve represents the present value of future payments discounted with interest only. At December 31, 2000 and 1999 this liability was $111,568 and $114,683 respectively, based on average credited interest rates of 5.1% in both 2000 and 1999, and is included in "policyholder funds on deposit."

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

        Premiums

    Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contract premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

    Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.


        Mutual Fund Service Fee Income

    In 1999, the Company entered into a support service agreement where the Company provides certain services to the Horace Mann Mutual Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For the period March 1, 1999 to December 31, 2000, the Company received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

        Income Taxes

    Income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

        Acquisition Expenses

    The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

        Non-Admitted Assets

    Assets prescribed by the Illinois Insurance Code as "non-admitted" (principally over 90-day accident and health due and unpaid premiums) are charged to unassigned surplus.

        Use of Estimates

    The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------
(2) INVESTMENTS

        NET INVESTMENT INCOME

    The components of net investment income are as follows:

-------------------------------------------------------------------------------
                                                    2000      1999      1998
-------------------------------------------------------------------------------
    Interest on bonds                             $148,672  $145,134  $145,743
    Interest on stocks                                 180         -         -
    Interest on mortgage loans                       3,184     3,402     4,310
    Interest on short-term investments               1,992     1,645     1,698
    Interest on policy loans                         4,110     3,561     3,298
    Real estate income & other invested assets           -         1       404
    Miscellaneous investment income                      4        28       (17)
-------------------------------------------------------------------------------
    Gross investment income                        158,142   153,771   155,436
    Investment expenses                              2,394     2,386     3,020
-------------------------------------------------------------------------------
    Net investment income                         $155,748  $151,385  $152,416
-------------------------------------------------------------------------------

       REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR

    Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

    The IMR at December 31 is as follows:

-------------------------------------------------------------------------------
                                                       2000     1999    1998
-------------------------------------------------------------------------------
    Reserve balance, beginning of year               $10,741  $18,619  $15,331
    Current year capital gains (losses),
       net of tax                                     (2,589)  (5,462)   5,880
    Amortization of interest maintenance
       reserve                                        (1,609)  (2,416)  (2,592)
-------------------------------------------------------------------------------
    Reserve balance, end of year                      $6,543  $10,741  $18,619
-------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

    Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

-------------------------------------------------------------------------------
                                                 2000       1999      1998
-------------------------------------------------------------------------------
    Bonds                                      $(11,203)  $(8,161)  $ 8,162
    Real estate                                       2         2    (2,551)
    Preferred stocks                                489         -         -
    Common stock                                    430       724       747
    Mortgage Loans                                    -         -    (2,290)
    Other                                             -        (4)      (31)
-------------------------------------------------------------------------------
    Realized investment gains (losses)          (10,282)   (7,439)    4,037
    Less federal income tax                      (3,599)   (2,604)    1,413
    Transferred to interest maintenance
     reserve                                      2,589     5,462    (5,880)
-------------------------------------------------------------------------------
    Realized investment gain (losses)
     net of tax and transfers to IMR           $ (4,094)  $   627   $(3,256)
-------------------------------------------------------------------------------

       CHANGE IN NET UNREALIZED CAPITAL LOSSES

    Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:

-------------------------------------------------------------------------------
                                                     2000    1999     1998
-------------------------------------------------------------------------------
    Unrealized capital gains (losses)
       Beginning of period                         $   418   $ 78   $(2,001)
       End of period                                (1,624)   418        78
-------------------------------------------------------------------------------
    Increase(decrease)for the period               $(2,042)  $340   $ 2,079
-------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------
       Bonds

    At December 31, 2000 and 1999, 4.4% and 6.0%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

    The carrying value and estimated market value of investments in bonds as of December 31, 2000 and 1999 are as follows:
-------------------------------------------------------------------------------

                                  Carrying   Unrealized  Unrealized   Market
     December 31, 2000             value       gains       losses      value
-------------------------------------------------------------------------------
U.S. government and
  agency obligations:
    Mortgage-backed
     securities                   $  468,269  $ 8,452     $ (1,824)  $  474,897
    Other                             94,144    2,897         (843)      96,198
Municipal bonds                        7,090      582           --        7,672
Foreign government bonds              26,396    1,873         (457)      27,812
Corporate bonds                    1,134,458   20,838      (44,850)   1,110,446
Other mortgage-backed
  securities                         339,385    3,551       (1,707)     341,229
-------------------------------------------------------------------------------
Total                             $2,069,742  $38,193     $(49,681)  $2,058,254
-------------------------------------------------------------------------------
                                  Carrying   Unrealized  Unrealized   Market
     December 31, 2000             value       gains       losses      value
-------------------------------------------------------------------------------
U.S. government and
  agency obligations:
    Mortgage-backed
      securities                  $  447,165  $ 2,874     $(10,992)  $  439,047
    Other                            124,044      317       (5,110)     119,251
Municipal bonds                       36,913      136         (504)      36,545
Foreign government bonds              21,875      439         (327)      21,987
Corporate bonds                    1,025,540    6,267      (45,164)     986,643
Other mortgage-backed
  securities                         388,206    1,226      (10,763)     378,669
-------------------------------------------------------------------------------
Total                             $2,043,743  $11,259     $(72,860)  $1,982,142
-------------------------------------------------------------------------------

                                                                    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    At December 31, 2000, 2.0% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2000 was $130,707 compared to a $127,904 carrying value. The average duration of the Company's investment in CMOs was 3.01 years at December 31, 2000.

    The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------

                                                                  Estimated
                                                      Carrying      market
        December 31, 2000                               value        value
--------------------------------------------------------------------------------
    Due in one year or less                          $  164,376  $  163,999
    Due after one year through five years               597,065     599,376
    Due after five years through ten years              521,792     517,309
    Due after ten years through twenty years            272,879     274,864
    Due after twenty years                              513,630     502,706
--------------------------------------------------------------------------------
    Total bonds                                      $2,069,742  $2,058,254
--------------------------------------------------------------------------------

    Proceeds from dispositions of investments in bonds during 2000, 1999 and 1998 were $636,021, $825,118 and $1,131,927, respectively. Gross gains of
    $3,482, $2,668 and $13,143 and gross losses of $14,685, $10,829 and $4,981 were realized on those sales for 2000, 1999 and 1998, respectively.

        Deposits

    The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

--------------------------------------------------------------------------------
                                                      2000    1999  1998
--------------------------------------------------------------------------------
    Held for all policyholders                       $1,696  $1,704  $1,685
    Held for policyholders in certain states            601     603     591
--------------------------------------------------------------------------------
                                                     $2,297  $2,307  $2,276
--------------------------------------------------------------------------------

       Securities Lending

      The Company loans fixed income securities to third parties, primarily major brokerage firms. As of December 31, 2000 and 1998, fixed maturities with a fair value of $195,640 and $87,217, respectively, were on loan. There were no securities on loan at December 31, 1999. The Company separately maintains a minimum of 100% of the value of the loaned securities as collateral for each loan.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

    The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2000 is as follows:

--------------------------------------------------------------------------------
                                         Standard & Poors         Carrying
     Bonds:                                   rating:               value
--------------------------------------------------------------------------------
      Ford Motor Credit                          A                $25,645
      Citigroup/Salomon                       A+/AA-/A             25,346
      Time Warner Entertainment                 BBB                23,489
      News America                              BBB-               21,988
      Worldcom Inc.                              A-                21,037
      Norsk Hydro A/S                            A                 19,540
-------------------------------------------------------------------------------

(3)   RELATED PARTY TRANSACTIONS

      The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $78,656, $75,279, and $78,326 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2000, 1999 and 1998, respectively.

      The Company had balances payable to affiliates of $698 and $1,304 at December 31, 2000 and 1999, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus.

      ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Illinois Department of Insurance, the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8).

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

(4)  Federal Income Taxes

     The Company is included in the consolidated federal income tax return of its parent, ALIC and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

     Deferred income taxes are not provided on temporary differences between financial statement and tax bases of assets and liabilities.

     The following is a reconciliation of federal income tax expense on income from operations with income tax computed by applying the federal corporate rate of 35% for 2000, 1999 and 1998:


-------------------------------------------------------------------------------
                                                2000     1999      1998
-------------------------------------------------------------------------------
    "Expected" federal income tax expense
       on reported income from operations     $12,899   $15,198   $14,209

    Add (deduct) tax effects of:
      Reserve adjustments                        (880)   (2,584)    2,971
      Policy acquisition costs                    590       314       753
      Other, net                                 (828)     (973)     (145)
-------------------------------------------------------------------------------
    Federal income tax expense                $11,781   $11,955   $17,788
-------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------
(5)  Restrictions of Surplus

     The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2001 without prior approval are approximately $20,900. Dividend payments were $17,000, $24,000 and $18,100 in 2000, 1999 and 1998, respectively.

     Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)  Fair Value of Financial Instruments

     Generally accepted accounting principles require that the Company disclose estimated fair values for certain financial instruments. Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

     Investments - For fixed maturities and short-term investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans. The carrying value of real estate is an estimate of fair value based on discounted cash flow from operations.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

    Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

    The carrying amounts and fair values of financial instruments at December 31, 2000 consisted of the following:

--------------------------------------------------------------------------------
                                                     Carrying    Fair
                                                      amount     value
--------------------------------------------------------------------------------
    Financial Assets
        Bonds                                        $2,069,742  $2,058,254
        Mortgage loans                                   33,914      33,829
        Real estate                                         133         133
        Short-term investments                          202,149     202,149
        Policy loans and other                           61,367      62,393
--------------------------------------------------------------------------------
         Total investments                           $2,367,305  $2,356,758
        Asset valuation reserve                          16,146           -
--------------------------------------------------------------------------------
         Total investments less asset
            valuation reserve                        $2,351,159  $2,356,758
        Cash                                              4,496       4,496
--------------------------------------------------------------------------------
    Financial Liabilities
         Policyholder account
           balances on interest-sensitive
           life contracts                            $   94,775  $   92,684
         Annuity contract liabilities                 1,200,553   1,017,044
         Other policyholder funds                       115,603     115,603
--------------------------------------------------------------------------------

    Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

(7)  Differences Between Generally Accepted Accounting
      Principles and Statutory Accounting Practices

    Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles, the following applies:

    (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

    (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

    (c) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

    (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

    (e) Deferred income taxes are provided on all significant temporary differences between values of assets and liabilities for book and tax reporting purposes.

    (f) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

    (g) Asset valuation and interest maintenance reserves are not provided.

    (h) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

    (i) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

    (j) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

    (k) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

    The aggregate effect of the foregoing differences has not been determined separately for the Company.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(8)  Reinsurance

     Information with respect to reinsurance ceded and assumed by the Company is set forth below.

---------------------------------------------------------------------------------------
                                                           2000      1999       1998
---------------------------------------------------------------------------------------
     Life insurance premiums ceded:
          To ALIC                                         $1,234     $1,215     $1,170
          To other companies                               1,609      1,587      1,331
     Life insurance reserves ceded:
          To ALIC                                          8,997      8,116      7,495
          To other companies                               2,769      2,694      2,220
     Life insurance premiums assumed:
          From ALIC                                            -          -        790
          From other companies                                 -          -          -
     Accident and health premiums ceded:
          To other companies                                 528        509        790
     Individual accident and health premiums assumed:
          From ALIC                                            -          -          6
     Amounts recoverable from reinsurers
          on paid losses                                     176        102         70
---------------------------------------------------------------------------------------

     The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance.

(9)  Pension Plans and Other Postretirement Benefits

     The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation ("HMSC"), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

          Pension Plans

     All employees are covered under a defined benefit plan and are eligible to participate in Supplemental Retirement Savings (401(K)) Plan. Certain employees also participate in a supplemental defined contribution plan. Employees hired on or before December 31, 1998 are also covered under a defined benefit plan, with certain employees covered under a supplemental defined benefit plan.

     Benefits under the defined benefit and supplemental retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. Retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

                                       30                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Employees are also eligible to participate in the Supplemental Retirement and Savings Plan, a 401(k) plan, and may generally contribute up to 10% of eligible compensation on a before tax basis. The employer contributes an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees.

     Total allocated pension expense was $3,979, $3,984, $3,997 and for 2000, 1999 and 1998, respectively.

          Postemployment Benefits

     In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Through December 31, 2000, employees with ten years of service are eligible to receive these benefits upon retirement. Effective
     January 1, 2001, the requirement will increase to age 55 and 20 years of service for employees to be eligible to receive these benefits upon retirement. Employees hired on January 1, 2001 or after will not be eligible for post retirement medical benefits. Employees who were at least age 55 and had 10 years of service in the year 2000 were not affected by this change. The allocated cost of these benefits totaled $939, $993, and $993 for the years ended December 31, 2000, 1999, and 1998, respectively.

(10) Lawsuits and Legal Proceedings

     In December 2000, HMEC recorded an after tax charge of $5.0 million, representing HMEC's best estimate of the actual and anticipated costs of defending and ultimately resolving litigation brought against HMEC and the Company in regards to its disability insurance product. The lawsuit is on behalf of certain policyholders who purchased the Company's disability insurance product and allege that they were not adequately made aware of certain features. While the actual costs for HMEC and the Company to resolve this issue could be either less or more than the HMEC liability established in 2000, management believes that, based on facts and circumstances available at the time, the amount will be adequate to resolve the matter. Disability insurance represented less than 3% of the Company's insurance premiums written and contract deposits for the year ended December 31, 2000.

     Various other lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from other litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

(11) Risk-Based Capital

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2000, the Company's actual total adjusted capital was $205,289 and the authorized control level risk-based capital was $30,856.

                                                            Schedule  I

                       HORACE MANN LIFE INSURANCE COMPANY
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                Amount
                                                                Shown in
                                                   Market       Balance
Type of Investments                     Cost(1)     Value        Sheet
-------------------------------------------------------------------------------
Debt securities:
  Bonds:
    U.S. Government and government
      agencies and authorities        $  562,414  $  571,096  $  562,414
    State, municipalities and
      political subdivisions               7,090       7,672       7,090
    Foreign government bonds              26,396      27,813      26,396
    Public utilities                     116,677     114,588     116,677
    Other corporate bonds              1,357,165   1,337,085   1,357,165
                                      ----------  ----------  ----------
      Total debt securities           $2,069,742  $2,058,254  $2,069,742
                                      ----------  ==========  ----------
Equity securities:
  Common stocks:
    Industrial and miscellaneous               -           -           -
                                      ----------  ----------  ----------
      Total equity securities                  -  $        -           -
                                      ----------  ==========  ----------
Mortgage loans on real estate             33,914         XXX      33,914
Real estate                                  133         XXX         133
Policy loans                              61,271         XXX      61,271
Short-term investments                   202,149         XXX     202,149
Other investments                             46         XXX          46
                                      ----------              ----------
      Total investments               $2,367,255         XXX  $2,367,255
                                      ==========              ==========


(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2) Real estate acquired in satisfaction of indebtedness is $0.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors' report.

                                                HORACE MANN LIFE INSURANCE COMPANY
                                                SUPPLEMENTARY INSURANCE INFORMATION
                                       For the Years Ended December 31, 2000, 1999 and 1998
                                                      (Amounts in thousands)



                                                                     As of December 31,
                                      --------------------------------------------------------------------------------
                                                     Future policy                                     Premium revenue
                                       Deferred         benefits                       Other policy     and annuity,
                                        policy       Losses, claims                     claims and       pension and
                                      acquisition       and Loss         Unearned        benefits      other contract
Segment                                cost (1)       expenses (3)     premiums (3)      payable       considerations
-------                               -----------    --------------    ------------    ------------    ---------------
2000:
 Life                                                    $  718,927                        $  3,943         $112,215
 Annuity                                                  1,105,925                              46          206,393
 Supplementary Contracts                                     97,207                         111,568           29,063
 Accident and Health                                         16,321                              46            9,783
                                      -----------        ----------    ------------        --------         --------
 Total                                                   $1,938,380                        $115,603         $357,454
                                      ===========        ==========    ============        ========         ========

1999:
 Life                                                    $  676,666                        $  4,119         $110,942
 Annuity                                                  1,130,771                              57          205,684
 Supplementary Contracts                                     92,610                         114,683           31,441
 Accident and Health                                         16,859                              54            8,598
                                      -----------        ----------    ------------        --------         --------
 Total                                                   $1,916,906                        $118,913         $356,665
                                      ===========        ==========    ============        ========         ========

1998:
 Life                                                    $  629,924                        $  4,179         $107,863
 Annuity                                                  1,143,472                              80          223,325
 Supplementary
 Contracts                                                   89,805                         111,816           32,832
 Accident and
 Health                                                      18,846                              17           12,108
                                      -----------        ----------    ------------        --------         --------

 Total                                                   $1,882,047                        $116,092         $376,128
                                      ===========        ==========    ============        ========         ========


                                                          For the years ended December 31,
                                      ------------------------------------------------------------------------
                                                                      Amortization
                                                       Benefits,      of deferred
                                         Net        claims, Losses      policy          Other
                                      investment    and settlement    acquisition     operating     Premiums
  Segment                               income        expenses         costs (1)      expenses     written (2)
  -------                             ----------    --------------    ------------    ---------    -----------
2000:
 Life                                  $ 48,649        $100,993                         $48,204
 Annuity                                 89,448         259,566                          28,471
 Supplementary Contracts                 15,821          42,465                           1,819
 Accident and Health                      1,830           5,446                           7,410
                                       --------        --------       ------------      -------    -----------

 Total                                 $155,748        $408,470                         $85,904
                                       ========        ========       ============      =======    ===========

1999:
 Life                                  $ 44,617        $ 98,630                         $45,939
 Annuity                                 90,462         259,189                          24,411
 Supplementary Contracts                 14,738          43,880                           1,451
 Accident and Health                      1,568           3,682                           6,387
                                       --------        --------       ------------      -------    -----------

 Total                                 $151,385        $405,381                         $78,188
                                       ========        ========       ============      =======    ===========

1998:
 Life                                  $ 42,918        $ 89,651                         $45,279
 Annuity                                 93,681         281,411                          24,653
 Supplementary
 Contracts                               13,999          45,097                           1,470
 Accident and Health                      1,818           9,978                           7,241
                                       --------        --------       ------------      -------    -----------

 Total                                 $152,416        $426,137                         $78,643
                                       ========        ========       ============      =======    ===========


(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)  Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See acompanying independent auditors' report.

                                                                     Schedule IV

                      HORACE MANN LIFE INSURANCE COMPANY
                                  REINSURANCE
             FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                            (AMOUNTS IN THOUSANDS)

                                                                                      Percentage
                                               Ceded to     Assumed                    of amount
                                     Gross       other     from other       Net         assumed
                                    amount     companies     assumed       amount       to net
                                 -----------   ---------   ----------   -----------   ----------
2000: Life insurance in force    $12,646,371   $861,179    $        -   $11,785,192       0.0%
                                 ===========   ========    ==========   ===========       ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance              $   115,058   $  2,843    $        -   $   112,215       0.0%
     Annuity                         206,393          -             -       206,393       0.0%
     Supplementary contracts          29,063          -             -        29,063
     Accident and health              10,311        528             -         9,783       0.0%
                                 -----------   --------    ----------   -----------       ---

     Total premiums              $   360,825   $  3,371    $        -   $   357,454       0.0%
                                 ===========   ========    ==========   ===========       ===

1999: Life insurance in force    $12,300,704   $900,993    $        -   $11,399,711       0.0%
                                 ===========   ========    ==========   ===========       ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance              $   113,744   $  2,802    $        -   $   110,942       0.0%
     Annuity                         205,684          -             -       205,684       0.0%
     Supplementary contracts          31,441          -             -        31,441
     Accident and health               9,107        509             -         8,598       0.0%
                                 -----------   --------    ----------   -----------       ---

     Total premiums              $   359,976   $  3,311    $        -   $   356,665       0.0%
                                 ===========   ========    ==========   ===========       ===

1998: Life insurance in force    $11,796,537   $762,100    $    2,076   $11,036,513       0.0%
                                 ===========   ========    ==========   ===========       ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance              $   109,574   $  2,501    $      790   $   107,863       0.0%
     Annuity                         223,325          -             -       223,325       0.0%
     Supplementary contracts          32,832          -             -        32,832
     Accident and health              12,811        709             6        12,108       0.0%
                                 -----------   --------    ----------   -----------       ---

     Total premiums              $   378,542   $  3,210   $       796   $   376,128       0.0%
                                 ===========   ========   ===========   ===========       ===


     See accompanying independent auditors' report.

                                    PART C

                               OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

 (a)  Financial Statements
  ------------------------

  Part A
  Condensed financial information of the Account

  Part B

  The following Financial statements of the Account which were filed on or about March 02, 2001 are incorporated by reference into this Post Effective Amendment 71
   -the Annual Report for the Registrant:
   -Report of Independent Auditors
   -Statements of Net Assets - December 31, 2000
   -Statements of Operations - For the Year Ended December 31, 2000
   -Statements of Changes in Net Assets For the Year Ended December 31, 2000 -Statements of Changes in Net Assets For the Year Ended December 31, 1999 -Notes to Financial Statements - December 31, 2000
    Financial statements for Horace Mann Life Insurance Company
   -Report of Independent Auditors
   -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2000 and 1999
   -Statutory Statements of Operations - For the Years Ended December 31, 2000, 1999 and 1998

   -Statutory Statements of Capital and Surplus - For the Years Ended December 31, 2000, 1999 and 1998
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2000, 1999 and 1998
   -Notes to Statutory Financial Statements - December 31, 2000, 1999 and 1998
 (b)  Exhibits
 -------------

(1)  Resolution of Board of Directors........... Post Effective Amendment 63
(2)  Agreements for custody.................................. Not Applicable
(3)  Underwriting Agreement....................... Post Effective Amendment 63
(4)  Form of Variable Annuity Contract............. Post Effective Amendment 65
(5)  Form of application........................... Post Effective Amendment 63
(6)  Certificate of incorporation and bylaws.....Initial Registration Statement
(7)  Contract of Reinsurance..................................... Not Applicable
(8)  Other Contracts............................................. Not Applicable
(9)  Opinion and Consent of Counsel.............................. Filed herewith
(10) Consent of Independent Auditors............................. Filed herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and
     the Independent Auditors' Report thereon.................... Filed herewith
(12) Agreement regarding initial capital........ Initial Registration Statement
(13) Performance Quotation Computations........ Post-Effective Amendment #57
(14) Power of Attorney....................................... Not Applicable
(15) Horace Mann Educators Corporation and its
     Subsidiaries.............................. Post-Effective Amendment #57

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

  The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Peter H. Heckman              Director and Executive Vice President,
                              Chief Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel,
                              Corporate Secretary & Chief Compliance Officer

Valerie A. Chrisman           Director

Louis G. Lower II             Director,Chairman, President & Chief Executive
                              Officer

Michael R. Vignola            Executive Vice President

George J. Zock                Director and Executive Vice President

A. Thomas Arisman             Senior Vice President

J. Michael Henderson          Vice President & Treasurer

William J. Kelly              Vice President

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

  The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

  As of March 31, 2001, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 83,825, of which 80,023 were qualified Contract Owners and 3,802 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters
--------------------------------

  Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

  The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
----                               -------------------------
A. Thomas Arisman                       Director and President

Peter Heckman                           Director

George J. Zock                          Director

Ann M. Caparros                         Secretary

William J. Kelly                        Treasurer and Broker/Dealer Compliance
                                        Officer

Diane M. Barnett                        Tax Compliance Officer

Richard D. Wilson                       Assistant Treasurer

Harry L. Mitchell                       Marketing Officer

  The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2000:

Net Underwriting     Compensation on
Name of Principal     Discounts and  Redemption or   Brokerage
Underwriter            Commissions   Annuitization  Commissions  Compensation
-----------            -----------   -------------  -----------  ------------

Horace Mann             $4,925,095        N/A           N/A           N/A
Investors, Inc.

Item 30.  Location of Accounts and Records
------------------------------------------

  Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
-----------------------------

  Not applicable.

Item 32.  Undertakings
----------------------

  (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

  (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

  (e) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 24th day of April, 2001.


                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                  (Depositor)


Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                     TITLE                         DATE
---------                     -----                         ----

/s/ LOUIS G. LOWER II         Director, President and       April 24, 2001
---------------------         Chief Executive Officer
Louis G. Lower II


/s/ PETER H. HECKMAN          Director, Executive Vice      April 24, 2001
--------------------          President and Chief
Peter H. Heckman              Financial Officer


/s/ ANN M. CAPARROS           Director, Vice President,     April 24, 2001
-------------------           General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer


/s/ VALERIE A. CHRISMAN       Director                      April 24, 2001
-----------------------
Valerie A. Chrisman


/s/ GEORGE J. ZOCK            Director and Executive        April 24, 2001
------------------            Vice President
George J. Zock


/s/ THOMAS A. ARISMAN         Senior Vice President         April 24, 2001
---------------------
Thomas A. Arisman

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
Number                               Title
------                               -----


(1)   Resolution of Board of Directors.............Post Effective Amendment 63
(2)   Agreements for custody................................... Not Applicable
(3)   Underwriting Agreement.......................Post Effective Amendment 63
(4)   Form of Variable Annuity Contract............Post Effective Amendment 65
(5)   Form of application..........................Post Effective Amendment 63
(6)   Certificate of incorporation and bylaws...Initial Registration Statement
(7)   Contract of Reinsurance...................................Not Applicable
(8)   Other Contracts...........................................Not Applicable
(9)   Opinion and Consent of Counsel............................Filed herewith
(10)  Consent of Independent Auditors...........................Filed herewith
(11)  Financial Statement Schedules for Horace Mann Life Insurance Company and
      the Independent Auditors' Report thereon..................Filed herewith
(12)  Agreement regarding initial capital.......Initial Registration Statement
(13)  Performance Quotation Computations..........Post-Effective Amendment #57
(14)  Power of Attorney.........................................Not Applicable
(15)  Horace Mann Educators Corporation and its
      Subsidiaries................................Post-Effective Amendment #57